Registration No. 02-35570

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 46 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940

                                    --------

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)

                                    --------

                         Telephone Number (515) 248-3842

                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JONES & BLOUCH L.L.P.
Des Moines, Iowa  50392                  Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)

                                   ----------

It is proposed that this filing will become effective (check appropriate box)
          ___ immediately upon filing pursuant to paragraph (b)of Rule 485
          ___ on (date) pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
          ___ on  (date) pursuant to paragraph (a)(1) of Rule 485
           X 75 days after filing pursuant to paragraph (a)(2) of Rule 485 ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------

                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.





                              ACCOUNTS OF THE FUND


Aggressive Growth Account                    LargeCap Stock Index Account
Asset Allocation Account                     MicroCap Account
Balanced Account                             MidCap Account
Bond Account                                 MidCap Growth Account
Capital Value Account                        MidCap Growth Equity Account
Government Securities Account                Money Market Account
Growth Account                               Real Estate Account
International Account                        SmallCap Account
International Emerging Markets Account       SmallCap Growth Account
International SmallCap Account               SmallCap Value Account
LargeCap Growth Account                      Utilities Account
LargeCap Growth Equity Account







This Prospectus describes a mutual fund organized by Principal Life Insurance Company. The Fund provides a choice of investment objectives through the accounts listed above.



 The date of this Prospectus is May 1, 2000 as revised through ________________




Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                 TABLE OF CONTENTS

ACCOUNT DESCRIPTIONS  ........................................   4
     Aggressive Growth Account................................   6
     Asset Allocation Account.................................   8
     Balanced Account.........................................  10
     Bond Account.............................................  12
     Capital Value Account....................................  14
     Government Securities Account............................  16
     Growth Account...........................................  18
     International Account....................................  20
     International Emerging Markets Account...................  21
     International SmallCap Account...........................  22
     LargeCap Growth Account..................................  22
     LargeCap Growth Equity Account...........................  22
     LargeCap Stock Index Account.............................  22
     MicroCap Account.........................................  24
     MidCap Account...........................................  26
     MidCap Growth Account....................................  28
     MidCap Growth Equity Account.............................  28
     Money Market Account.....................................  30
     Real Estate Account......................................  32
     SmallCap Account.........................................  34
     SmallCap Growth Account..................................  36
     SmallCap Value Account...................................  38
     Utilities Account........................................  42

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS...............  44
PRICING OF ACCOUNT SHARES.....................................  49

DIVIDENDS AND DISTRIBUTIONS...................................  49

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE................  50
     The Manager..............................................  50
     The Sub-Advisors.........................................  50
     Duties of the Manager and Sub-Advisor....................  51

MANAGERS' COMMENTS............................................  52

GENERAL INFORMATION ABOUT AN ACCOUNT..........................  65
     Eligible Purchasers......................................  65
     Shareholders Rights......................................  65
     Non-Cumulative Voting....................................  66
     Purchase of Account Shares...............................  66
     Sale of Account Shares...................................  66
     Restricted Transfers.....................................  67
     Financial Statements.....................................  67

FINANCIAL HIGHLIGHTS..........................................  68
     Notes to Financial Highlights............................  76


ACCOUNT DESCRIPTIONS.......
The Principal Variable Contracts Fund (the "Fund") is made up of Accounts. Each Account has its own investment objective. Principal Management Corporation*, the Manager of the Fund, has selected a Sub-Advisor for certain Accounts (based on the Sub-Advisor's experience with the investment strategy for which it was selected). The Manager seeks to provide a full range of investment approaches through the Fund.

            Sub-Advisor                                                         Account
            -----------                                                         -------
   Berger LLC ("Berger")                                               SmallCap Growth
   Dreyfus Corporation ("Dreyfus")                                     MidCap Growth
   Duncan-Hurst Capital Management Inc. ("Duncan-Hurst")               LargeCap Growth Equity
   Goldman Sachs Asset Management ("Goldman")                          MicroCap
   Invista Capital Management, LLC* ("Invista")                        Balanced, Capital Value, Government Securities,
                                                                       Growth, International, International Emerging
                                                                       Markets, International SmallCap, LargeCap Stock
                                                                       Index, MidCap, SmallCap and Utilities
   Janus Capital Corporation ("Janus")                                 LargeCap Growth
   J.P. Morgan Investment Management, Inc. ("Morgan")                  SmallCap Value
   Morgan Stanley Asset Management ("Morgan Stanley")                  Aggressive Growth and Asset Allocation
   Turner Investment Partners, Inc. ("Turner")                         MidCap Growth Equity

     * Principal Management Corporation and Invista are members of the Principal Financial Group.


In the description for each Account, you will find important information about the Account's:

Primary investment strategy
This section summarizes how the Account intends to achieve its investment objective. It identifies the Account's primary investment strategy (including the type or types of securities in which the Account primarily invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Annual operating expenses
The annual operating expenses for each Account are deducted from Account assets (stated as a percentage of Account assets) and are shown as of the end of the most recent fiscal year (estimates of expenses are shown for Accounts which have not completed a fiscal year of operation). The example is intended to help you compare the cost of investing in a particular Account with the cost of investing in other mutual funds. The example assumes you invest $10,000 in an Account for the time periods indicated. The example also assumes that your investment has a 5% total return each year and that the Account's operating expenses are the same as the most recent fiscal year expenses (or estimated expenses for the new Accounts). Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown.

Day-to-day Account management
The investment professionals who manage the assets of each Account are listed with each Account. Backed by their staffs of experienced securities analysts, they provide the Accounts with professional investment management.


Account Performance
As  certain  Accounts  have  been  operating  for a limited  period of time,  no historical information is available for those Accounts. If historical information is available, the Account's description includes a set of tables and a bar chart.

The bar chart is included to provide you with an indication of the risks involved when you invest. The chart shows changes in the Account's performance from year to year.

One of the tables compares the Account's average annual returns with:
o a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
o an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistic services.

The other table provides the highest and lowest quarterly rate of return for the Account's shares over the same period of time used in the bar chart.

An Account's past performance is not necessarily an indication of how the Account will perform in the future.

You may call Principal Mutual Funds (1-800-247-4123) to get the current 7-day yield for the Money Market Account.

NOTE: Investments in these Accounts are not deposits of a bank and are not insured or guaranteed by the FDIC or any other government agency.

           No salesperson, dealer or other person is authorized to give information or make representations about an Account other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by an Account, the Fund, the Manager or any Sub-Advisor.



GROWTH-ORIENTED ACCOUNT

International Emerging Markets Account
The Account seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

Main Strategies
The Account seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Account, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Account's assets are invested in emerging market country equity securities. The Account invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Account as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Account is authorized to enter into certain foreign currency exchange transactions. In addition, the Account's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Under unusual market or economic conditions, the Account may invest in the same kinds of securities as the other Growth-Oriented Accounts. These include securities issued by domestic or foreign corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

Because the values of the Account's assets are likely to rise or fall dramatically, if you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Account is generally a suitable investment if you are seeking long-term growth and want to invest a portion of your assets in securities of companies in emerging market countries. This Account is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Account Performance Information
As the inception date of the Fund is ____________, historical performance data is not available. Estimated annual Account operating expenses are as follows:

                           Account Operating Expenses

       Management Fees................  ____%
       Other Expenses.................  ____
        Total Account Operating Expenses____%


                                    Examples

The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

    1 Year         3 Years         5 Years       10 Years
  -------------------------------------------------------
    $----           $----          $----           $----



                          Day-to-day Account Management

Since ___________ Kurtis D. Spieler, CFA. Mr. Spieler joined Invista Capital (Account's inception)Management in 1995. He holds an MBA from Drake University and a BBA from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



GROWTH-ORIENTED ACCOUNT

LargeCap Growth Equity Account
The Account seeks to achieve long-term growth of capital by investing primarily in common stocks of larger capitalization domestic companies.

Main Strategies
The Account is a non-diversified Account that invests primarily in equity securities of companies in the U.S. with comparatively larger market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Account invests at least 75% of its total assets in domestic companies with market capitalizations in excess of $10 billion. In addition, the Account may invest up to 25% of its assets in securities of foreign issuers.

In selecting securities for investment, the Sub-Advisor, Duncan-Hurst, looks at stocks it believes have prospects for above average growth over an extended period of time. Duncan-Hurst seeks to identify companies with accelerating earnings growth and positive company fundamentals. While economic forecasting and industry sector analysis play a part in its research effort, Duncan-Hurst's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet Duncan-Hurst's standards, it selects the securities of those companies that it believes will have accelerating earnings growth. In making this determination, Duncan-Hurst considers certain characteristics of a particular company including new product development, management change and competitive market dynamics.

Main Risks
While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Account changes on a daily basis. The current price reflects the activities of individual companies and general market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As a result, the value of your investment in the Account will go up and down. If you sell your shares when their value is less than the price you paid, you will lose money. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Account's performance may sometimes be lower or higher than that of other funds.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Account anticipates that its portfolio turnover rate will typically exceed 150%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Account is a non-diversified investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Account may be invested in the obligations of a limited number of issuers. The value of the shares of the Account may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.

Investor Profile
The Account is generally a suitable investment if you are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of your investment. This Account is designed as a long- term investment with growth potential. It is not appropriate if you are seeking income or short-term conservation of capital.

Account Performance Information
As the inception date of the Fund is ____________, historical performance data is not available. Estimated annual Account operating expenses are as follows:

                           Account Operating Expenses

       Management Fees................  ____%
       Other Expenses.................  ____
        Total Account Operating Expenses____%*

     * Manager has agreed to reimburse operating expenses so that total Account operating expenses will not be greater than 1.20% for 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 Year         3 Years
      $----           $----



                         Day-to-day Account Management

Since _________ David C. Magee. Mr. Magee has been with Duncan-Hurst Capital (Account's inception)Management since 1992. He holds an MBA in Finance from UCLA and a BS in Economics and Business Management from the University of California, Davis.



GROWTH-ORIENTED ACCOUNT

MidCap Growth Equity Account
The Account seeks to achieve long-term growth of capital by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

Main Strategies
The Account invests primarily in common stocks and other equity securities of U.S. companies. Under normal market conditions, the Account invests at least 65% of its assets in companies with market capitalizations in the $1 billion and $10 billion range.

The Account invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Index. The Account is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Index.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable, and introduce an unacceptable level of risk. As a result, under normal market conditions the Account is fully invested.

Due to its investment strategy, the Account may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax.

Main Risks
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Account.

In addition, the Account is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. Because of this volatility, the value of the Account's equity securities may fluctuate on a daily basis. These fluctuations may reduce your principal investment and lead to varying returns. If you sell your shares when their value is less than the price you paid, you will lose money.

The medium capitalization companies the Account invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Investor Profile
The Account is generally a suitable investment if you are seeking long-term growth of capital and are willing to accept the potential for short-term fluctuations in the value of your investment. This Account is not designed for income or conservation of capital.

Account Performance Information
As the inception date of the Fund is ____________, historical performance data is not available. Estimated annual Account operating expenses are as follows:



                           Account Operating Expenses

       Management Fees................  ____%
       Other Expenses.................  ____
        Total Account Operating Expenses____%*

     * Manager has agreed to reimburse operating expenses so that total Account operating expenses will not be greater than ____% for 2000.



                                    Examples

The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 Year         3 Years
        $----           $----



                          Day-to-day Account Management

Since __________ Christopher K. McHugh. Mr. McHugh joined Turner Investment (Account's inception)Partners, Inc. in 1990. He holds a BS in Accounting from
                    Philadelphia College of Textiles and Science and an MBA in Finance from St. Joseph's University.


CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS
The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Accounts that focus their investments in equity securities include: Aggressive Growth, Capital Value, Growth, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, SmallCap, SmallCap Growth, SmallCap Value and Utilities. The Asset Allocation and Balanced Accounts invest in a mix of equity and fixed-income securities.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Bond prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Accounts that focus their investments in fixed income securities include the Bond and Government Securities Accounts.

Repurchase Agreements and Loaned Securities
Each of the Accounts may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Account sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by an Account collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Account holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Account bears a risk of loss. To minimize such risks, the Account enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Accounts may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Accounts (except Government Securities and Money Market) may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. An Account will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Account (denominated or generally quoted or currently convertible into the currency).

Hedging  is a  technique  used in an  attempt to reduce  risk.  If an  Account's
Manager or Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Account's investment, these techniques could result in a loss, regardless of whether the intent was to reduce risk or to increase return. These techniques may increase the volatility of an Account and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of governmental action through exchange controls that would restrict the ability of the Account to deliver or receive currency.

Forward Commitments
Each of the Accounts may enter into forward commitment agreements. These agreements call for the Account to purchase or sell a security on a future date at a fixed price. Each of these Accounts may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Accounts (except Government Securities and Money Market) may invest up to 5% of its total assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price. Up to 2% of an Account's total assets may be invested in warrants that are not listed on either the New York or American Stock Exchanges. For the International and International SmallCap Accounts, the 2% limitation also applies to warrants not listed on the Toronto Stock Exchange and Chicago Board Options Exchange.

Risks of High Yield Securities
The Asset Allocation, Balanced, and Bond Accounts may, to varying degrees, invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager and/or Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in high rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of an Account to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such creditworthiness analysis than would be the case if the Account were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, an Account may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which an Account could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Account's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by an Account, the Account may retain the security if the Manager and/or sub-Advisor thinks it is in the best interest of shareholders.

Options, Futures Contract
Each of the Accounts (except Money Market) may buy and sell certain types of options. Each type, and their associated risks, is more fully discussed in the SAI.

Foreign Securities
Each of the following Accounts may invest in foreign securities to the indicated percentage of its assets (debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations.):
o Asset Allocation, International, International Emerging Markets and International SmallCap Accounts - 100%;
o Aggressive Growth, LargeCap Growth, LargeCap Growth Equity, MicroCap, Real Estate and SmallCap Growth Accounts - 25%;
o    Bond, Capital Value, SmallCap and Utilities Accounts - 20%;
o Balanced, Growth, LargeCap Stock Index, MidCap, MidCap Growth, MidCap Growth Equity and SmallCap Value Accounts - 10%.

The Money Market Account does not invest in foreign securities other than those that are U.S. dollar denominated. All principal and interest payments for the security are payable in U.S. dollars. The interest rate, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars.

For purposes of these restrictions, foreign securities include:
o    companies organized under the laws of countries outside of the U.S.;
o companies for which the principal securities trading market is outside of the U.S.; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced outside the U.S. or sales made outside of the U.S.

Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. Each Account's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Board of Directors of the Fund has adopted Daily Pricing and Valuation Procedures for the Fund. These procedures outline the steps to be followed by the Manager and Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. The Executive Committee of the Board of Directors oversees this process.

Securities of Smaller Companies
The Asset Allocation, International Emerging Markets, International SmallCap, LargeCap Growth Equity, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, SmallCap, SmallCap Growth and SmallCap Value Accounts may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Accounts (except Government Securities) may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary or Defensive Measures
For temporary or defensive purposes in times of unusual or adverse market conditions, the Accounts may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, an Account may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in an Account's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Accounts with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Account) and may generate short-term capital gains. No turnover rate is calculated for the Money Market Account because of the short maturities of the securities in which it invests. No turnover rates are calculated for the Accounts which have been in existence for less than six months (Interational Emerging Markets, LargeCap Growth Equity and MidCap Growth Equity). You can find the turnover rate for each of the other Accounts in the Account's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.

PRICING OF ACCOUNT SHARES

Each Account's shares are bought and sold at the current share price. The share price of each Account is calculated each day the New York Stock Exchange is open. The share price is determined as of the close of business of the Exchange (normally at 3:00 p.m. Central Time). When your order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is placed.

For all Accounts, except the Money Market Account, the share price is calculated by:
o    taking the current market value of the total assets of the Account
o    subtracting liabilities of the Account
o    dividing the remainder by the total number of shares owned by the Account.

The securities of the Money Market Account are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information. The Money Market Account reserves the right to determine a share price more than once a day.

NOTES:
o If current market values are not readily available for a security, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o An Account's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the New York Stock Exchange. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the New York Stock Exchange is open. If the Manager and/or Sub-Advisor believes the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Foreign securities markets may trade on days when the New York Stock Exchange is closed (such as customary U.S. holidays) and an Account's share price is not calculated. As a result, the value of an Account's assets may be significantly affected by such trading on days when you cannot purchase or sell shares of the Fund.

DIVIDENDS AND DISTRIBUTIONS

The issuer of an equity security held by an Account may make a dividend payment. When an Account receives a dividend, it increases the net asset value of a share of the Account.

An Account accrues interest daily on its fixed income securities in anticipation of an interest payment from the issuer of the security. This accrual increases the net asset value of an Account.

The Money Market Account (or any other Account holding commercial paper) amortizes the discount on commercial paper it owns on a daily basis. This increases the net asset value of the Account.

NOTE: As the net asset value of a share of an Account increases, the unit value of the corresponding division also reflects an increase. The number of units you own in the Account are not increased.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager
Principal Management Corporation (the "Manager") serves as the manager for the Principal Variable Contracts Fund, Inc. In its handling of the business affairs of the Fund, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the financial and accounting records required for the Accounts.

The Manager is a subsidiary of Princor Financial Services Corporation and an affiliate of Principal Life Insurance Company. It has managed mutual funds since 1969. As of December 31, 1999, the Funds it managed had assets of approximately $6.42 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Account. For these services, each Sub-Advisor is paid a fee by the Manager.

     Accounts: Aggressive Growth and Asset Allocation
     Sub-Advisor: Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 1999, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $184.9 billion as named fiduciary or fiduciary adviser. On December 1, 1998 Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

     Accounts: Balanced, Capital Value, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Stock Index, MidCap, SmallCap, and Utilities
     Sub-Advisor: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 1999 were approximately $35.3 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

     Account:   LargeCap Growth
     Sub-Advisor: Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver CO 80206-4928, was formed in 1969. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 82% of the outstanding voting stock of Janus, indirectly through its subsidiary Stillwell Financial Inc., most of which it acquired in 1984. KCSI has announced its intention to spin-off its financial services subsidiaries, which it expects to complete in the first half of 2000. As of January 31, 2000, Janus managed or administered over $256 billion in assets.

     Account: LargeCap Growth Equity
     Sub-Advisor: Duncan-Hurst was founded in 1990. Its address is 4365 Executive Drive, Suite 1520, San Diego, CA 92121. As of December 31, 1999, Duncan-Hurst managed assets of approximately $5.9 billion for institutional and individual investors.

     Account: MicroCap
     Sub-Advisor: Goldman Sachs Assets Management ("GSAM"), 32 Old Slip, 17th Floor, New York, NY 10005. As of September 1, 1999, the Investment Division ("IMD") was established as a new operating division of Goldman, Sachs & Co. ("Goldman Sachs"). This newly created entity includes GSAM. GSAM provides a wide range of discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed-income portfolios, commodity and currency products and money market accounts. As of December 31, 1999, GSAM, along with other units of IMD, had assets under management of $258.5 billion.

     Account: MidCap Growth
     Sub-Advisor: The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, NY 10166, was formed in 1947. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation ("Mellon"). As of December 31, 1999, Dreyfus managed or administered approximately $119.6 billion in assets for approximately 1.7 million investor accounts nationwide.

     Account: MidCap Growth Equity
     Sub-Advisor: Turner was founded in 1990. Its address is 1235 Westlake Drive, Suite 350, Berwyn, PA 1931. As of December 31, 1999, Turner had discretionary management authority with respect to approximately $5.7 billion in assets.

     Account: SmallCap Growth
     Sub-Advisor: Berger LLC ("Berger"), 210 University Boulevard, Suite 900, Denver, CO 80206. It serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger is a wholly owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary the Kansas City Southern Railway Company, and financial asset management businesses. Assets under management for Berger as of December 31, 1999 were approximately $7.1 billion.

     Account: SmallCap Value
     Sub-Advisor: J.P. Morgan Investment Management, Inc. ("Morgan"), 522 Fifth Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 1999, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $349 billion.

Duties of the Manager and Sub-Advisor
The Manager or the Sub-Advisor provides the Board of Directors of the Fund a recommended investment program. Each program must be consistent with the Account's investment objective and policies. Within the scope of the approved investment program, the Manager or the Sub-Advisor advises each Account on its investment policies and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by each Account for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Account (as a percentage of the average daily net assets) for the fiscal year ended December 31, 1999 was:

                             Management          Other       Total Operating
        Account                Fees             Expenses        Expenses

Aggressive Growth              0.75%              0.02%         0.77%
Asset Allocation               0.80               0.05          0.85
Balanced                       0.57               0.01          0.58
Bond                           0.49               0.01          0.50
Capital Value                  0.43               0.00          0.43
Government Securities          0.49               0.01          0.50
Growth                         0.45               0.00          0.45
International                  0.73               0.05          0.78
International SmallCap         1.20               0.12          1.32
LargeCap Growth                1.10               0.13          1.23*
LargeCap Stock Index           0.35               0.14          0.49*
MicroCap                       1.00               0.28          1.28*
MidCap                         0.61               0.00          0.61
MidCap Growth                  0.90               0.19          1.09*
Money Market                   0.50               0.02          0.52
Real Estate                    0.90               0.09          0.99
SmallCap                       0.85               0.06          0.91
SmallCap Growth                1.00               0.07          1.07*
SmallCap Value                 1.10               0.34          1.44*
Utilities                      0.60               0.04          0.64

      *  Before waiver

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Accounts as to which the Fund is relying on the order, the Manager may:
o    hire one or more Sub-Advisors;
o    change Sub-Advisors; and
o    reallocate management fees between itself and Sub-Advisors.
The Manager will continue to have the ultimate responsibility for the investment performance of these Accounts due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. The Fund will not rely on the order as to any Account until it receives approval from:
o    contract owners who have assets in the Account, or
o in the case of a new Account, the Account's sole initial shareholder before the Account is available to contract owners, and the Fund states in its prospectus that it intends to rely on the order with respect to the Account. The Manager will not enter into an agreement with an affiliated Sub-Advisor without that agreement, including the compensation to be paid under it, being similarly approved. The Fund has received the necessary shareholder approval and intends to rely on the order with respect to the Aggressive Growth, Asset Allocation, LargeCap Growth, LargeCap Growth Equity, MicroCap, MidCap Growth, MidCap Growth Equity, MidCap Value, SmallCap Growth and SmallCap Value Accounts (not all of these Accounts are available through this contract).


MANAGERS' COMMENTS

Principal Management Corporation and its Sub-Advisors are staffed with investment professionals who manage each individual Account. Comments by these individuals in the following paragraphs summarize in capsule form the general strategy and results of each Account for 1999. The accompanying graphs display results for the past 10 years or the life of the Account, whichever is shorter. Average annual total return figures provided for each Account in the graphs reflect all expenses of the Account and assume all distributions are reinvested at net asset value. The figures do not reflect expenses of the variable life insurance contracts or variable annuity contracts that purchase Account shares; performance figures for the divisions of the contracts would be lower than performance figures for the Accounts due to the additional contract expenses. Past performance is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

The various indices included in the following graphs are unmanaged and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities included in the index. Investors cannot invest directly into these or any indices.

Growth-Oriented Accounts

Aggressive Growth Account
(William Auslander and Philip Friedman)
The Aggressive Growth Account seeks to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of large capitalization U.S. corporations and, to a limited extent, foreign corporations. The portfolio of this Account generated excellent returns in 1999. The portfolio appreciated 40.2% versus 21.0% for the S&P 500 and 34.8% for the Lipper Large-Cap Growth Index. Fourth quarter performance was solid as well with the portfolio appreciating 22.0% versus 14.9% for the S&P 500 and 25.5% for the Lipper Large-Cap Growth Index. The Account maintained and benefited from its philosophy of opportunistic concentration driven by bottom-up fundamental company analysis and an emphasis on gaining an "information edge" in the sectors and companies in which the Account invests. At year-end, the Account's top 10 holdings accounted for about 36% of total assets and the portfolio held positions in 80 stocks

U.S. equity markets again set records in 1999, led by large capitalization growth stocks in general and a white-hot technology sector in particular. The S&P 500's 21.0% increase left the index at an all-time high and 1999 marked the 10th consecutive up year for this index. The compounded return for the past five years is a stunning 250%. With the exception of a brief period in the spring, growth outperformed value throughout the year. Investors continue to believe and invest in the sustainability of the growth of the largest companies, and for the most part, these companies continue to deliver stellar results.

In the Aggressive Growth Account long-term capital appreciation is sought by investing in growth-oriented equity securities of large capitalization, predominantly U.S. corporations. The Account continues to reflect a mix of classic growth stocks such as Microsoft, Cisco Systems, General Electric, Home Depot and less well known growth names such as Tyco International, Clear Channel Communications, and United Technologies. Managers were pleased with the Account's broad-based performance, particularly in the context of a market that continued to be dominated by a small number of large capitalization stocks. No single stock accounted for more than 10% of the Account's absolute performance. In addition, about 70% of the Account's relative outperformance was driven by stock picking versus sector allocation.

Technology dominated the headlines and the sector performance charts in 1999. Given the tremendous outperformance of the group, technology stocks now account for 30% of the S&P 500's total market capitalization, up from 19% at the end of 1998 and 10% five years ago. Given technology's extremely strong performance, one might find two things surprising. First, only about 27% of the Account's 1999 outperformance relative to the S&P 500 was attributable to technology holdings. Second, about 86% of that relative outperformance was attributable to successful stock picking within the group as the Account maintained a relatively neutral posture toward technology versus the index weight throughout most of the year. Account Managers feel this reflects well on the bottom-up, research intensive approach used in stock picking.

Avoiding prominent underperformers remains important to the Account's success. In a bull market, it is very easy to focus excessive attention on picking winning stocks. Simple math reinforces the view that equal effort should be spent attempting to avoid those companies with potential disappointing fundamental changes, particularly in a current environment that has little tolerance for "negative newsflow." In fact, much of the Account's outperformance in 1999 was attributable to avoiding companies with deteriorating fundamentals.

Comparison of Change in Value of $10,000 Investment in the Aggressive Growth Account, Lipper Large-Cap Growth Fund Average and S&P 500 Stock Index.

        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    ------------------------
    39.50%  32.01%  28.82%**

** Since inception 6/1/94

                            S&P 500
               PAG           Broad      Lipper Large-Cap
              Total          Based          Growth
              Return         Index          Average
              10,000        10,000          10,000
  1994        10,259        10,230          10,055
  1995        14,793        14,069          13,151
  1996        18,942        17,297          15,681
  1997        24,788        23,066          19,649
  1998        29,486        29,657          24,140
  1999        41,130        35,896          33,335

Note: Past performance is not predictive of future performance.



Asset Allocation Account
(Francine Bovich)
Global equity markets finished 1999 with strong gains, as the global economy began to heal after the Asian and Russian economic crises experienced in 1997 and 1998. The S&P 500 delivered its fifth year of double-digit returns rising 21.0% in calendar year 1999. Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index returned 27.0%, beating the S&P 500 for the first time in five years, despite weak currencies in Europe. The most disappointing asset class was fixed-income. As global growth stabilized and resumed, inflationary fears mounted driving bond yields higher in the U.S. and Europe. The Lehman Aggregate Index returned -0.8% during a volatile year.

Although the U.S. bull market in the first half showed signs of broadening, market leadership narrowed dramatically in the second half. Value stocks, which began to outperform growth in February and March, stagnated later in the year, as inflation fears moderated and economic growth surprised on the upside. The year ended with growth stocks again dominating value stocks by a wide margin. Although rising interest rates and inflation expectations are usually bad for stocks, markets have shrugged off rising rates as growth surprises outpaced inflation surprises throughout 1999. This growth environment was also reflected in the bond market. As investor confidence improved, risk tolerance rose to more normal levels, benefiting spread products, which had suffered large losses in the flight to quality at the end of 1998. Fixed-income spreads narrowed, and investment grade governments and corporates underperformed mortgages, high yield debt, and emerging market debt.

Non-U.S. stock market performance was strong, despite being held back by weaker European currencies. The strongest performing regions were those which had suffered the most over the past three years of currency crises and debt deflation. Japan led the developed markets, rising 61.5% in 1999, as the Japanese economy bottomed and began to recover. The combination of low valuations, low interest rates, and a better earnings outlook was a powerful contributor to the rise in the Japanese market and a strengthening of the Yen. Pacific region stock performance was also strong, but was highly differentiated, as the countries hardest hit by the emerging market debt crisis, Hong Kong and Singapore, outperformed the more stable economies of Australia and New Zealand. Asian economies bottomed in the early part of the year, and began a steep trajectory of recovery. The depegging of Asian currencies from the U.S. Dollar enabled many countries to exercise more flexibility in economic management, and to some extent, decreased their vulnerability to rising U.S. interest rates.

European stock performance was mixed during the year. In the first half, Eurozone economic performance disappointed on the downside, as Germany continued to lag contributing to poor equity performance and a weaker currency. Although European economic performance was more robust in the second half, the Euro continued to weaken, closing the year 15% below its January 1 level. Europe returned 15.9% in 1999.

The Account appreciated 19.5% for the year, outperforming the Lipper Flexible Portfolio Fund average gain of 12.6%. The outperformance of the Account was due to allocation decisions and strong security selection within certain of the underlying implementation strategies. Allocation decisions that contributed positively to results included overweighting equities relative to fixed-income throughout the year, as equities significantly outperformed fixed-income, and an emphasis on growth. Security selection within the U.S. growth strategies (Large Cap and Emerging Growth) was the largest contributor to outperformance.

Throughout the year, the Account maintained a diversified investment strategy. The Account's allocation to non-U.S. stocks also added value, as non-U.S. stocks outperformed the S&P during this period. Account allocations to value-based equity strategies and fixed-income detracted from results, but were more than offset by other favorable portfolio decisions.

Comparison of Change in Value of $10,000 Investment in the Asset Allocation Account, Lipper Flexible Portfolio Fund Average and S&P 500 Stock Index.

        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    19.49%  16.01%  14.32%**

** Since inception 6/1/94

          PAA                                   Lipper
         Total                          Flexible Portfolio
         Return          S&P 500                Index
         10,000          10,000                 10,000
 1994    10,052          10,230                 10,008
 1995    12,128          14,069                 12,518
 1996    13,696          17,297                 14,220
 1997    16,187          23,066                 16,878
 1998    17,673          29,657                 19,268
 1999    21,117          35,897                 21,686

Note:  Past performance is not predictive of future performance.


Balanced Account
(Martin Schafer, Mary Sunderland and Judith Vogel)
In the stock market, technology was THE place to be for performance. Nothing else came close. Early in the year it was the largest and most liquid technology stocks that garnered investors' attention. By the fourth quarter, Y2K liquidity and unprecedented money flows into speculative technology and Internet sector funds sent already strong technology stocks through the roof. Valuation was seemingly given no consideration as aggressive growth and momentum strategies won over value, hands down.

The macro-economic picture was constructive for the broad market (especially cheaper stocks) with strong real GDP growth, improving corporate profits, and interest rates moving up. Typically value stocks outperform under these conditions. Yet it was the most richly priced companies that performed the best in 1999 and it was these stocks that boosted index returns for the year. The narrow bull market in technology continues to hide a broader bear market underway in the U.S. as evidenced by the fact that 70% of the universe of 6,000 common stocks are actually down in price since April of 1998.

With ten-year Treasury yields up 1.75% over the year, fixed-income markets stalled in 1999. Bonds produced negative returns as too-strong economic growth in the U.S., improving global demand, and resulting fears of inflation spooked fixed-income investors. Negative bond returns couldn't compete with off-the-chart equity returns, which contributed to extreme negative sentiment toward fixed-income investments, especially toward the end of the year.

The Balanced Account was underweighted in technology throughout the year, based on high valuations of most tech stocks. While the prices of leading technology stocks appeared to fully discount very optimistic growth expectations, the stocks of many financial, energy, healthcare, and consumer staples companies were cheap. Despite huge valuation disparities, the market continued to bid already expensive tech stocks higher. Not having enough technology exposure was the single largest detriment to the Account's total performance, which landed in the low single digits for the year.

There is no independent market index against which to measure returns of balanced portfolios, however, we show the S&P 500 Stock Index and the Lehman Government/Corporate Bond Index for your information.

Comparison of Change in Value of $10,000 Investment in the Balanced Account, Lipper Balanced Fund Average, Lehman Brothers Government/Corporate Bond Index and S&P 500 Stock Index.

        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    2.40%   13.75%  11.38%

                                           Lipper          Lehman
            Balanced       S&P 500        Balanced       Govt Corp
            Account         Index         Fund Avg       Bond Index
            10,000          10,000          10,000         10,000
 1990        9,357           9,689           9,945         10,828
 1991       12,572          12,642          12,607         12,575
 1992       14,181          13,605          13,495         13,528
 1993       15,750          14,974          14,943         15,020
 1994       15,420          15,171          14,566         14,493
 1995       19,212          20,865          18,231         17,281
 1996       21,734          25,652          20,740         17,782
 1997       25,630          34,207          24,680         19,518
 1998       28,684          43,982          28,007         21,366
 1999       29,371          53,236          30,441         20,907


Note: Past performance is not predictive of future performance.


Capital Value Account
(Catherine Zaharis)
The market divergence has been the most dramatic in performance since the late 1960's. It has been a very simple process to determine which stocks will outperform. On average, stocks with earnings underperformed the market. Stocks with high P/E ratios tended to outperform the market. For the Capital Value Account, this means the history of the account and its philosophy and process fly in the face of what has worked the past year on Wall Street.

The Account Managers prefer to invest in companies that have earnings, but prefer not to pay a premium for those earnings. In 1999 this led the Account into consumer staples, financials and health care. The only problem was that while technology was the favored sector, these three sectors were closer to the bottom of relative returns.

Account Managers have struggled with this year and how to deal with markets that do not favor value investors, and in fact punish them severely. Account Managers have reviewed their process in a detailed manner and added some flexibility without compromising philosophy. Valuations are now analyzed by sector versus the overall market. For example comparing paper company stocks to technology stocks, technology will nearly always look expensive. But, when looking at technology as its own universe, many attractive opportunities appear. This approach will work better in an environment where there is minimal change in portfolio emphasis.

Comparison of Change in Value of $10,000 Investment in the Capital Value Account, Lipper Large-Cap Value Fund Average, S&P 500 Stock Index and S&P 500 Barra Value Index

        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    -4.29%  17.88%  12.94%


           Capital         S&P 500         S&P 500            Lipper
            Value           Stock        Barra Value      Large-Cap Value
           Account          Index           Index          Fund Average
            10,000         10,000          10,000             10,000
 1990        9,014          9,689           9,315              9,555
 1991       12,499         12,642          11,416             12,334
 1992       13,690         13,605          12,617             13,442
 1993       14,746         14,974          14,965             14,995
 1994       14,818         15,171          14,869             14,854
 1995       19,547         20,865          20,369             19,432
 1996       24,139         25,652          24,850             23,470
 1997       31,027         34,207          32,300             29,840
 1998       35,240         43,982          37,038             34,498
 1999       33,730         53,236          41,479             38,372


Note: Past performance is not predictive of future performance.


Growth Account
(Mary Sunderland)
Technology stocks drove the market in 1999. The technology sector of the S&P 500 returned 74% for the year. Coming out of 1998, technology stocks had been down on concerns of a global economic slowdown. The slowdown did not occur and, in fact, accelerated as world economic growth picked up. Technology is very sensitive to global growth since 50% of the S&P 500 technology companies earnings come from outside the U.S. The other major driver of technology stocks was the realization that the Internet is for real and that it requires technology spending to support its growth. The Growth Account trailed the S&P 500 by 4.60% in 1999. Returns were hampered by healthcare overweighting throughout the year and a technology underweighting over the first nine months of the year. Healthcare stocks were hurt by fears of further governmental involvement, patent expirations and moderating earnings growth.

At the beginning of this year, management of the Growth Account was assumed by a new large cap growth team based in New York City. During the transition, the Account's exposure to technology and financials was increased and exposure to healthcare and consumer staples was decreased.

Going forward, the technology sector continues to be seen as the highest growth area of the economy and Account Managers expect to remain overweighted in technology. The Internet is still in the early stages of its development. Companies representing both the "old" and "new" economy must continue their aggressive spending on infrastructure, irrespective of economic conditions, in order to remain competitive. This sector is expected to continue to benefit from increased usage of the World Wide Web for a wide range of purposes including business-to-business e-commerce, communication, and entertainment.

Account Managers are currently looking to increase exposure to the health care area. They feel current political concerns are overblown and issues related to product pipelines are manageable. This sector exhibits superior growth at a reasonable value.

Account Managers plan to remain neutral-weighted in the financial sector. This sector offers solid potential based on very favorable demographics; an aging worldwide population will fuel demand for retirement savings products. There is a trend globally for increased demand for financial services. Although the current interest rate environment augurs a short-term period of uncertainty, Account Managers believe that interest rates are near their top and they are bullish longer term on the direction of rates.

Consumer cyclical and retail stores focused on the baby boomer offer very good growth potential. Management plans to be over-weighted in this sector, with positive contributions to performance likely over the next 6-12 months.

Comparison of Change in Value of $10,000 Investment in the Growth Account, Lipper Large-Cap Growth Fund Average and S&P 500 Stock Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    16.44%  20.45%  18.94%**

** Since inception 5/2/94


                                       Lipper
          Growth       S&P 500     Large-Cap Growth
          Account      Index          Fund Avg.
          10,000       10,000          10,000
1994      10,542       10,131          10,090
1995      13,243       13,934          13,197
1996      14,899       17,131          15,736
1997      18,916       22,844          19,717
1998      22,956       29,372          24,224
1999      26,729       35,552          33,451

Note:  Past performance is not predictive of future performance.


International Account
(Kurtis Spieler and Scott Opsal)
The International Account's return of 25.93% in 1999 was slightly below the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index return of 26.96%. Throughout 1999 the world economy continued to strengthen. Leading economic indicators in Europe, Japan and the emerging markets were all positive. Recovery of the emerging markets and Japan, as well as an attractively valued European currency, resulted in an export-led recovery in Europe.

During 1999 merger and acquisition (M&A) activity in Europe doubled, setting a record, and positively impacting several companies in the Account's portfolio. Emerging markets exposure added marginally to performance, mainly in the fourth quarter, as changes made in the emerging holdings in the beginning of the year performed strongly. The largest move made in the Account during 1999 was the entry into Japanese equities. As the Japanese market underperformed other developed markets year after year, the forward-looking return spread relative to equities in the rest of the world narrowed. As Account Managers monitored valuation levels, investments were made in companies that were trading at attractive levels. The Account also benefited from increased exposure to the "new economy", including telecommunications, technology and media.

The Account continues to invest in companies that have sustainable competitive advantages that will allow continued growth in earnings and cash flow sufficient to justify their current trading price. This strategy is consistently applied to build a diversified portfolio with exposure to both "new" and "old" economy companies - all with positive forward-looking return profiles. Changes are being made to the portfolio in media, energy and financials. Media stocks are highly valued along with other technology and telecom stocks, but possess lower growth rates, causing a lightening of the Account's weighting in select holdings. Account Managers have become slightly more positive on the energy sector due to the disconnect between oil prices and the valuation levels of the energy companies and have added to the energy weighting. Within the financial sector the Managers are lightening some banks and adding to diversified financials. Companies that have ability to gather assets, benefiting from the long-term savings trends throughout Europe are preferred. The Account has invested in some brokerage firms in Japan which are expected to benefit from outflows out of the postal savings system into the equity market.

Comparison of Change in Value of $10,000 Investment in the International Account, Lipper International Fund Average and MSCI EAFE Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    25.93%  17.29%  14.41%**

** Since inception date 5/2/94

                           Morgan Stanley         Lipper
            Intern'l            EAFE           International
            Account            Index               Index
            10,000             10,000             10,000
 1994        9,663              9,990              9,758
 1995       11,032             11,110             10,676
 1996       13,800             11,781             11,934
 1997       15,488             11,991             12,583
 1998       17,034             14,389             14,221
 1999       21,451             18,268             20,023

Note:  Past performance is not predictive of future performance.


International SmallCap Account
(Dan Sherman and Darren Sleister)
The international small cap arena saw returns that were unprecedented previous to 1999. The median international small cap fund's return according to Lipper was 75.41% for the year. The International SmallCapAccount's return exceeded the Lipper International Small-Cap Fund Average by 18.4% on a 1-year basis. Earlier this year Japan was a significant outperformer in the small cap world and the Account's holdings outpaced the index, returning on average, some 60%. The Account went from a zero weighting in Japan to one that more closely matched the benchmark mid-year, to lightening, fourth quarter, as Managers felt much of the Japanese market had simply run out of steam. Fourth quarter saw investors taking gains in the Japanese small caps as the economy once again came into question of what could be delivered and how much restructuring was actually occurring.

1999 was a year for European start-up companies, many of which were technology-oriented that soon turned into mid-caps due to massive price appreciation in a short time span. A fundamental change was seen in the liquidity flows as capital began to pour into the European markets in the fourth quarter. The top performing sectors included media, telecommunications and technology as those companies that had exposure in these areas saw strong price appreciation in the fourth quarter as investors scrambled to gain exposure to these industries.

Account Managers continue to look for market leaders in their respective fields with good growth characteristics, a solid business strategy and strong barriers to entry. 1999 was a year of stellar performance for technology companies as the Internet and e-commerce began to demonstrate that they would revolutionize the business world. Account Managers found some strong companies that were global leaders and would benefit from the explosion of growth in e-commerce. We have rotated out of many of the stronger performers and continue to look for new opportunities where growth opportunities are undervalued relative to stock price.

The International SmallCap Account continues to benefit from themes such as outsourcing of electronic components, increasing advertising expenditures, market research companies and indirect e-commerce solutions. At the current time, growth companies offer the most attractive investments from a risk/return trade-off compared to the more traditional value stocks. Managers continue to look for companies that are at attractive valuations and also offer long-term earnings growth potential.

Comparison of Change in Value of $10,000 Investment in the International SmallCap Account, Lipper International Small-Cap Fund Average and MSCI EAFE Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    93.81%  39.24%**   --

** Since inception date 5/1/98


        Morgan Stanley               Lipper                International
      Capital International   International SmallCap         SmallCap
          EAFE Index               Fund Average              Account*
      ---------------------   ----------------------       -------------
           10,000                    10,000                  10,000
"1998"     10,379                     9,320                   8,963
"1999"     13,177                    16,348                  17,371

Note: Past performance is not predictive of future performance.


LargeCap Growth Account
(E. Marc Pinto)
The LargeCap Growth Account returned 32.47% between its inception on April 15, 1999 and December 31, 1999. This was significantly better than the 10.99% earned by its benchmark, the S&P 500 Index, over the same period. The Account's success is owed to the efforts of its research staff, who spent the Account's first year of operations scouring the market for individual companies believed capable of performing well in any market.

Fears that economic growth in the U.S. would force the Federal Reserve to aggressively increase interest rates in a bid to forestall inflation pressured fast-growing stocks during May. Although the Account held its own during this difficult period, interest rate uneasiness and a brief rotation into economically sensitive sectors of the market kept a lid on performance throughout the spring and into early summer. Growth shares staged a dramatic mid-summer comeback, however, and eventually finished the year far ahead of their value-oriented peers.

Despite the market's mixed signals, Account Managers held firm to their belief that companies are ultimately rewarded for sustainable earnings growth. More importantly, the Managers successfully anticipated the staying power of the market's return to growth-oriented stocks and substantially increased the Account's growth profile during the third quarter. This strategy paid off handsomely and was largely responsible for the strong performance in 1999.

Looking ahead, interest rate uncertainty seems likely to persist in 2000 and could keep markets volatile for the foreseeable future. In addition, investors may begin to question the extremely high valuations placed on several of the technology sector's most visible companies. However, by focusing on fast-growing, well-managed and fundamentally sound companies, the Account Managers believe they have assembled a portfolio capable of performing well across a range of economic scenarios.

The Managers believe they have developed an information edge that enables them to invest with confidence by getting to know the details that drive each individual holding in the portfolio - a process that begins with the development of extensive, proprietary financial models and often involves meeting a company's customers, competitors and suppliers. For that reason, many of the same themes that contributed to performance in 1999 will continue to play a central role in 2000. These include wireless, telecommunications, media, semiconductors, and selected technology companies. At the same time, a deliberate attempt has been made to balance the portfolio between fast-growing companies and more traditional growth franchises - a strategy that allows participation in the unbounded upside associated with a number of the New Economy's most compelling opportunities while simultaneously providing a measure of downside protection.

Comparison of Change in Value of $10,000 Investment in the LargeCap Growth Account, Lipper Large-Cap Growth Fund Average and Russell 1000 Growth Index.

        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
   32.47%**   --       --

** Since inception date 5/3/99

        Russell         Lipper
      1000 Growth   Large-Cap Growth    LargeCap Growth
         Index        Fund Average           Account*
      ----------    ----------------    ---------------
        10,000          10,000               10,000
"1999"  12,504          14,359               13,247


Note: Past performance is not predictive of future performance.

MicroCap Account
(Eileen Aptman, Paul Farrell and Eileen Rominger)
1999 ended on a positive note, as interest rate concerns dissipated, Y2K-related liquidity fears proved unsubstantiated and the marketplace evaded any actual trading volume declines or grand-scale increases in cash levels. During the year, restrained inflation, solid growth in corporate profits and gains by a few lead sectors drove U.S. indexes to record levels; the S&P 500 Index, Russell Midcap Index and Russell 2000 Index ("Index") gained 21.0%, 18.2% and 21.3%, respectively.

The Account's performance lagged the Index, as the small cap market was led by an extremely narrow band of companies in a select few industries. The top 10 performers in the Index logged an extraordinary gain of 719% (weighted average return of top 10 performers); nine of these ten stocks were in technology or telecommunications. In fact, technology and media/telecom industries accounted for more than 100% of the gain for the Index in 1999. These industries - wireless, semiconductors, media, computer software and hardware, electronic equipment and information services - together contributed 24 percentage points of positive performance, compared to the index total return of 21%. The Account's underweight in several of these industries hurt performance for the year.

In an extraordinary period for the overall economy, many companies have posted solid operating results. Lacking the badges of a) high-visibility growth or b) an obvious role in the "New Economy," however, these same solid operators have lagged in the stock market. Investors' gravitation to a very few leaders has driven remarkable stock price performance commensurate with remarkably high growth expectations. Since the year end, though, the rising interest rate environment has bred increased investor impatience toward those stocks which have not yet delivered earnings results to match their valuations. This impatience has translated into tremendous volatility among expensively priced stocks and some solid returns among those stocks which had gone unrecognized even as their underlying businesses performed well. The Microcap Account has benefited by owning well-positioned businesses selling at conservative valuations.

Even though there has been a broadening of the market since the end of 1999, Account Managers feel there is no simple answer when asked about the "New Economy" vs. the "Old Economy." The New Economy (i.e., companies and industries which offer new technological tools and platforms) has indeed changed the way to conduct - and for analysts, the way to evaluate - a business. We acknowledge the vast potential for new technologies' ability to enhance productivity, provide new delivery and access mechanisms for both hard goods and entertainment content, and shorten cycle times. Many holdings in the Account have benefited already from their exposure to the New Economy, and Account Managers feel any company's ability to utilize new technologies - whether the company is in the technology or transportation sector - will likely be critical to its long-term success. By owning some of the companies which are in the business of these new technologies, and many companies which are their direct beneficiaries, Account Managers believe the Account offers substantial upside to the long-term investor.

Although the Account has experienced strong gains since the end of 1999, the narrow leadership of the market by technology, internet and telecom stocks over the last two years has left many excellent, highly profitable, well-managed companies behind in terms of performance, even as these companies have posted solid operating results. Our research-based investments offer substantial upside potential, as they represent quality businesses selling at conservative valuations.

Comparison of Change in Value of $10,000 Investment in the MicroCap Account, Lipper Small-Cap Core Fund Average and Russell 2000 Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    -1.07% -12.05%**   --

** Since inception date 5/1/98

                        Lipper
        Russell     Small-Cap Core    MicroCap
       2000 Index    Fund Average     Account*
       ----------   --------------    --------
         10,000         10,000        10,000
"1998"    8,806          8,468        8,158
"1999"   10,678         10,875        8,071


Note: Past performance is not predictive of future performance.


MidCap Account
(William Nolin)
In 1999, the MidCap Account trailed the S&P 400 Index slightly, despite rallying strongly in the fourth quarter. Technology was the story for the market as a whole. It was a strange year, with technology up strongly and almost everything else unchanged. The divergence between the Account and the Index was mainly due to several technology stocks in the Index performing well which were not in the Account. One of these companies is no longer in the Index and the others continue to be overvalued.

The Account changed portfolio managers in the fourth quarter of 1999. The underlying philosophy of investing and the fundamental analysis process will not change.

Going forward the Account is positioned to take advantage of the growth in technology and communications. Technology will continue to benefit from the substitution of capital for labor, the growth of the Internet, and the acceleration of global economic growth. The cost of labor is going up 3% per year, while the cost of capital equipment is falling 4% per year. This divergence is causing companies either to provide their workers with better tools or replace those workers with machines. This process is being accelerated by the low availability of workers in this country. Communications benefit from many of the same trends as technology. Valuations remain high in these sectors, but Account Managers believe the strong business fundamentals justify the valuations.

Comparison of Change in Value of $10,000 Investment in the MidCap Account, Lipper Mid-Cap Core Fund Average, S&P 500 Stock Index and S&P 400 MidCap Index

        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    13.04%  17.59%  15.35%


                                         S&P 400         Lipper
          MidCap          S&P 500         MidCap      Mid-Cap Core
          Account          Index          Index           Index
           10,000          10,000         10,000          10,000
 1990       8,750           9,689          9,488           9,644
 1991      13,431          12,642         14,239          14,586
 1992      15,437          13,605         15,933          15,915
 1993      18,414          14,974         18,152          18,255
 1994      18,558          15,171         17,500          17,881
 1995      23,942          20,865         22,911          23,633
 1996      28,996          25,652         27,305          27,868
 1997      35,594          34,207         36,111          33,338
 1998      36,906          43,982         43,012          37,392
 1999      41,719          53,236         49,343          51,702

Note:  Past performance is not predictive of future performance.


MidCap Growth Account
(John O'Toole)
For the  calendar  year 1999,  the  portfolio  return was below the  performance benchmark, and obviously disappointing. The primary causes of the underperformance relative to the benchmark were individual stock selection along with a portfolio beta (price volatility) that was modestly below that of the benchmark.

The quantitative process used in managing this Account performed below its historical trend in 1999, which implies that individual stock selection had the greatest negative impact on return. The Account Manager's approach to equity management continues to focus on determining what types of valuation characteristics are preferred by the market, and then to select stocks that exhibit those preferred traits. Though this valuation system uses a number of fundamental characteristics that are earnings (growth) driven, some factors that are price (value) sensitive are also included. An economic sector neutral approach to portfolio construction has also been maintained. During most of 1999 the Account operated in a market environment where investors also had total focus on growth type valuation factors, and paid little attention to traditional price sensitive measures of value.

Companies with the highest price multiples and in many cases very modest real earnings provided the most attractive returns during 1999. Account Managers use long-term trends to guide stock selection, and thus continue to operate with some sensitivity to issues such as actual earnings and measures of value. A review of 1999 seems to indicate that any valuation process that exhibited even a modest focus on "value" type inputs, was penalized by the strong emphasis on growth type factors by investors. The Account's management process did not preclude the portfolio from owning any of these types of issues, and in fact a number of holdings in a variety of industries owned by the Account had total returns during the year of over 50%. These issues include Young & Rubicam, Biogen, Lexmark International, and Kansas City Southern Industries. As for issues that had a negative impact upon the annual return, Quintiles Transnational and TJX Companies would be included.

Another factor that had a negative impact upon return was a modestly below benchmark beta. The beta of the portfolio was within the historical range (benchmark beta +/- 0.05), but given the positive equity market returns during 1999, this was a negative factor. 1999 was a year during which investors rewarded volatility, and the portfolio was modestly less volatile than the general middle capitalization equity market.

Finally, 1999 was also an equity market environment where the Account saw a concentration of performance in certain sectors (technology). Thus, the valuation process and the broadly diversified sector neutral portfolio construction techniques used by Account Managers tended to result, at least in the period of this report, in a portfolio whose structure did not generate optimum results.

Comparison of Change in Value of $10,000 Investment in the MidCap Growth Account, Lipper Mid-Cap Core Fund Average, Lipper Mid-Cap Growth Fund Average and S&P 400 MidCap Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    10.67%  4.09%**   --

** Since inception date 5/1/98


                                         Lipper              Lipper
                          S&P         Mid-Cap Core       Mid-Cap Growth
      MidCap Growth       400             Fund                Fund
         Account      MidCap Index        Avg.                Avg.
         10,000          10,000          10,000              10,000
1998      9,660          10,538           9,814               9,814
1999     10,691          12,089          13,570              16,964

Note: Past performance is not predictive of future performance.


Real Estate Account
(Kelly Rush)
Signs that earnings growth was peaking in 1998 started a slide in real estate stock prices that year which continued in 1999. Earnings growth of over 13% in 1998 fell to 10% in 1999. This pattern of decelerating earnings caused real estate stocks to lose favor in a market focused on the extraordinary growth of high technology companies. The result has been a price decline of over 30% in the past two years.

The Real Estate Account performed in line with its benchmark index for the twelve months ended December 31, 1999 and fell short of its peer group average. Poor relative performance was concentrated in the first quarter where the Account underperformed its peers by 1.90%.

The primary reason for underperformance versus peers was the Account's underweighting in office property owners early in the year. Several office companies delivered positive returns throughout the year and many peers elected to overweight these companies. The Account lost ground in the first quarter while it was underweighted in office owners. This exposure was later increased and this shift helped contribute to the recovery in the Account's relative performance.

The Account's exposure to industrial property owners also hampered performance. The decision to overweight industrial owners proved right as this group outperformed. However, security selection was poor causing a drag on returns.

Favorably impacting the Account's relative returns was the decision to underweight owners of hotels and net leased properties. Account Managers generally avoided hotel owners as lodging fundamentals declined and avoided net lease property owners as they correctly anticipated rising interest rates would hurt prices.

In 2000 Account Managers will continue to follow the relative valuation approach used successfully in the past. Simply, the objective is to buy good companies at attractive prices and sell them when more attractive opportunities are uncovered. It is a fairly simple concept Account Managers diligently and consistently seek to execute.

Comparison of Change in Value of $10,000 Investment in the Real Estate Account, Lipper Real Estate Fund Average and Morgan Stanley REIT Index

        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    -4.48%  -6.58%**  --

** Since inception date 5/1/98

                            Lipper
        Morgan Stanley    Real Estate    Real Estate
         REIT Index       Fund Average     Account*
           10,000            10,000        10,000
        --------------    ------------   -----------
"1998"      8,677             8,250         9,344
"1999"      8,282             7,991         8,925

Note: Past performance is not predictive of future performance.


SmallCap Account
( John McClain and Mark Williams)
The Account's yearly return figure of 43.6% compared favorably to the S&P 600 Index return of 12.4%. The growth segments of the Account and the benchmark handily beat their value counterparts. The decision by Account Managers to allocate more of the assets to the growth segment continues to pay dividends. Because the Account was overweighted in the better performing growth sector, it realized a positive asset allocation return.

The return and weighting components of certain sectors contributed to the Account's outperformance relative to its benchmark. The technology sector return of 68.1% led all sectors in the benchmark. The Account's technology sector return was an incredible 208.5%. The Account's second best performing sector for the year was consumer cyclicals. Teen retailing is the main contributor to this return. Communication services sector's return was substantially higher than that of the benchmark 179.6% versus 25.9%. The Account's sector weighting of 5.4% was approximately 11 times the benchmark sector weighting of 0.5%.

Comparison of Change in Value of $10,000 Investment in the SmallCap Account, Lipper Small-Cap Core Fund Average and S&P 600 Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    43.58%  8.24%**    --

** Since inception date 5/1/98


                      Lipper
        S&P 600    Small-Cap Core     SmallCap
         Index      Fund Average      Account*
        10,000        10,000          10,000
"1998"   8,835         8,873           7,949
"1999"   9,931        11,396          11,413

Note: Past performance is not predictive of future performance.


SmallCap Growth Account
(Amy Selner)
For the year, the SmallCap Growth Account rose 95.69 % versus the 43.09% rise of the Russell 2000 Growth Index. The Account outperformed the Russell Growth Index by 52.60 percentage points.

Small cap stocks began 1999 very weak, as seen in the 10.4% underperformance of the Russell 2000 versus the S&P500 in the first quarter of 1999. During this quarter, which signaled the end of the interest rate easing by the Federal Reserve Bank, the market was fraught with volatility in illiquid stocks. The second quarter of 1999 marked the best quarterly outperformance for small caps since the fourth quarter of 1992, as small caps outperformed large caps by 7.93%. Small caps were much cheaper on a valuation basis, after their first quarter drubbing, and bounced nicely in the second quarter. Also in June, small cap funds had positive inflows of $1.3 billion, after experiencing large cash outflows in the first five months of 1999. The general market quickly discounted the Federal Reserve's .25% rise in interest rates during the second quarter and continued to rise modestly.

The second half of 1999 was a roller coaster. During the third quarter, both small and large cap stocks fell close to 6% as interest rate fears crept back into the marketplace. This volatility was exaggerated by the slowdown in news-flow over the summer period. The fourth quarter roared as the Russell 2000 rose over 18% and the Russell 2000 Growth rose over 33%. All in all, the Russell 2000 and the S&P 500 ended 1999 up over 21% and 19% respectively, marking a solid year of gains.

Throughout the year, the U.S. economy has remained undeniably robust while international economies were picking up. The deflationary boom continued as labor markets remained tight and inflation remained relatively benign. Operating profits were quite strong.

Despite this up and down year for small cap stocks, the Account was able to considerably outperform its benchmarks mainly due to stock selection.

The Account remained heavily weighted in industries where growth prospects are the most visible and consistent. Technology, the Account's largest sector, continues to have the greatest long-term growth fundamentals. Account Managers believe that the growth prospects are explosive for the Internet infrastructure in particular. Therefore, a focus continues on telecommunication and broadband companies, which provide the plumbing that enables broad acceptance of Internet applications and services. Similarly, companies such as Proxim, which manufactures wireless local-area networking products, contributed to performance.

The Account lowered its exposure to the healthcare group over this fiscal year. Uncertainty surrounding prescription drug benefits and the government's impact on drug pricing kept a lid on these stocks. One bright spot in the sector was biotechnology stocks. Account Managers believe the biotech industry continues to acquire critical mass as genomics and combinatorial chemistry lead to an explosion in new drug targets. Emerging biotechnology companies such as Biocryst Pharmaceutical and Cephalon boosted Account performance.

An energy weighting contributed to the Account's outperformance in 1999. Although there are worries that OPEC will irrationally increase oil production, the Account remains positive on the long-term supply/demand fundamentals within the sector.

Within the consumer group, radio stocks were solid performers. The environment for radio advertising was robust in 1999, and we expect this group's strong fundamentals to carry into next year. Over the short term these stocks may be prone to profit taking as their valuations are high, but long term the management team remains comfortable.

The Account Managers remain cautiously optimistic about the market entering 2000. The U.S. economy remains robust and international economies are picking up. Productivity is expected to continue to grow and to fuel low inflationary growth into 2000.

Moving through 2000, Account Managers are cautious as to the potential for profit taking in the technology sector due to tremendous performance in the fourth quarter of 1999. If economic metrics continue to show an overheating economy, interest rates will continue to creep up and the market may become volatile and move sideways as the slower summer period is entered. It is estimated that a potential correction in technology stocks which, while uncomfortable, will be healthy for the market over the long-term and may present an excellent buying opportunity in the strongest growth stocks.

Comparison of Change in Value of $10,000 Investment in the SmallCap Growth Account, Lipper Small-Cap Growth Fund Average and Russell 2000 Growth Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    95.69%  52.17%**   --

** Since inception date 5/1/98

                             Lipper
        Russell 2000     Small-Cap Growth   SmallCap Growth
        Growth Index       Fund Average         Account*
        ------------     ----------------   ---------------
           10,000            10,000             10,000
"1998"     10,123             8,873             10,296
"1999"     14,485            14,430             20,148

Note: Past performance is not predictive of future performance.


SmallCap Value Account
(Marian Pardo and Leon Roisenberg)
The much anticipated Y2K rollover was the focus of attention for investors throughout 1999. Expectations of a smooth transition were realized at year-end with very little disruption. The Federal Reserve delayed raising interest rates in December, despite a very strong economy, in order to prevent a Y2K market correction. The resulting surge in the money supply contributed to a very strong stock market. The S&P 500 ended the year up 21.04% but was surpassed by the Russell 2000 Index (+21.26%) for the first time in six years.

As in the large cap market, technology stocks dominated the performance of the small cap market. The growth in technology spending caused by the explosion of the Internet has caused a frenzy among investors and many of the companies in this sector traded at record high valuations. A number of newly public Internet infrastructure, communications and software companies were top performers for the year. The Initial Public Offering market flourished and merger and acquisition activity continued at a record pace despite Y2K and interest rate fears.

The strong performance by technology and Internet related shares perpetuated the division between growth and value companies. The Russell 2000 Value Index finished the year in negative territory -1.49% and significantly underperformed the Russell 2000 Growth Index, which rose +43.09%.

The Account was up 21.5% for the year, versus the Russell 2000 Value Index, which returned -1.5% for the 12-month period ending December 31, 1999.

The portfolio's top performing sectors were technology hardware +409.3%, drugs +277.0% and technology software +80.8%. The weakest sector was retail, which returned -44.4%. Other sectors that detracted from performance included health services -24.5% and miscellaneous finance -24.4%. Stock selection had a significant positive impact on performance.

Comparison of Change in Value of $10,000 Investment in the SmallCapValue Account, Lipper Small-Cap Value Fund Average and Russell 2000 Value Index

        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    21.45%  1.88%**    --

** Since inception date 5/1/98

                             Lipper
        Russell 2000     Small-Cap Value   SmallCap Value
        Value Index        Fund Average       Account*
        ------------     ---------------   --------------
          10,000              10,000          10,000
"1998"     8,592               8,873           8,494
"1999"     8,464               9,435          10,316

Note: Past performance is not predictive of future performance.


Stock Index 500 Account
(Robert Baur and Rhonda VanderBeek)
The Stock Index 500 Account seeks investment results that correspond with the total return performance of the Standard & Poor's 500 Index. The percentage of total assets of the Account allocated to each of the 500 stocks closely follows the weighting of each of the stocks in the S&P 500 Index.

The Stock Index 500 Account began May 3, 1999. The total return from inception through year-end 1999 was 8.93%; during the same period, the total return of the S&P 500 Index was 11.00%. The difference was attributable to start-up costs and other variables intrinsic to the creation of a new account.

The performance of the stock market since inception date of the Account was strong, but there were some rough periods. During the third quarter, investors had some fears about inflation, disappointing profits and the potential for the Federal Reserve to raise interest rates. The broad market declined about 12% in response. Those fears dissipated during the fourth quarter as business profits perked up, the economy accelerated, and inflation stayed under control. As a result, the return from the bottom of the correction was spectacular with the S&P 500 Index up 17.5%.

Comparison of Change in Value of $10,000 Investment in the Stock Index 500 Account, Lipper S&P 500 Fund Average and S&P 500 Stock Index

        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    8.93%**   --      --

** Since inception date 5/3/99


        Standard & Poor's     Lipper        Stock Index
          500 Stock          S&P 500            500
            Index          Fund Average       Account*
        -----------------  ------------     ------------
           10,000            10,000           10,000
"1999"     11,100            11,615           10,893

Note: Past performance is not predictive of future performance.


Utilities Account
(Catherine Zaharis)
The Utilities Account had a stronger return than its index, and was ahead of many diversified managers even though it lagged behind the average utility fund.

The reason for the dichotomy of performance was quite evident. The Account's performance relative to the benchmark was due to a focus on telecommunications that is no longer represented in the index. The telecommunications portion of the utility universe had stronger relative returns, as the core growth prospects of these companies are stronger than the electric and gas companies. The telecommunications sector is one where growth has come from a variety of new sources, particularly the new need for data transmission.

Many members of the peer group had investments in companies outside of the U.S. These companies, both in telecommunications and electricity, performed better than their U.S. counterparts. That was the primary source of underperformance, in addition to energy-related holdings that were not included in the portfolio in 1999.

Going forward, Account Managers continue to focus on growth opportunities within all industries of this sector. The telecommunications industry has many new entrants who are not only establishing a piece of market share, but are also creating new ways of delivering service.

On the electric and gas side, mergers and maximizing opportunities in all areas of providing energy to customers are key to long-term success. Companies are looking at the optimal ways to provide the energy needs for their clients, whether it is through traditional services or a variety of new and exciting options. Account Managers are continually monitoring these companies for the most promising opportunities within these fields.

Comparison of Change in Value of $10,000 Investment in the Utilities Account, Lipper Utilities Fund Average, Dow Jones Utilities Index with Income Fund Average and S&P 500 Stock Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    2.29%   10.43%**  --

** Since inception date 5/1/98


        Standard & Poor's   Dow Jones              Lipper
           500 Stock      Utilities Index with    Utilities      Utilities
             Index       Income Fund Average     Fund Average     Account*
            10,000            10,000                10,000        10,000
"1998"      11,172            10,250                10,957        11,536
"1999"      13,523             9,663                12,690        11,800

Note: Past performance is not predictive of future performance.


Important Notes of the Growth-Oriented Accounts:

The values of these indexes will vary according to the aggregzte value of the common equity of each of the securities included. The indexes represented asset types which are subject to risk, including possible loss of principal. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Dow Jones Utility Index with Income: This average is a price-weighted average of 15 utility companies that are listed on the New York Stock Exchange and are involved in the production of electrical energy.

Lehman Brothers Government/Corporate Bond Index: This index consists of publicly issued securities from the Government Index and the Corporate Index. The Government Index includes U.S. Treasuries and Agencies. The Corporate Index includes U.S. Corporate and Yankee debentures and secured notes from the Industrial, Utility, Finance, and Yankee categories.

Lipper Balanced Fund Average: this average consists of mutual funds which attempt to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The one year average currently contains 449 mutual funds.

Lipper Flexible Portfolio Fund Average: This average consists of funds which allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments, with a focus on total return. The one-year average currently contains 223 funds.

Lipper International Fund Average: This average consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average currently contains 618 funds.

Lipper International Small-Cap Funds Average: This average consists of funds which invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than U.S. $1 billion at the time of purchase. The one-year average currently contains 70 funds.

Lipper  Large-Cap  Growth Fund  Average:  This  average  consists of funds which invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The one-year average currently contains 364 funds.

Lipper Large-CapValue Fund Average: This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. The one-year average currently contains 279 funds.

Lipper Mid-Cap Core Fund Average: This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 300% of the dollar weighted median market capitalization of the S&P Mid-Cap 400 Index. These funds have wide latitude in the companies in which they invest. The one-year average currently contains 144 funds.

Lipper Mid-Cap Growth Fund Average: This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 300% of the dollar weighted median market capitalization of the S&P Mid-Cap 400 Index. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The one-year average currently contains 230 funds.

Lipper Real Estate Fund Average: This average consists of funds which invest 65% of their equity portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The one-year average currently contains 132 funds.

Lipper S&P 500 Fund Average: This average consists of funds that are passively managed, have limited expenses (advisor fee no higher than 0.50%), and are designed to replicate the performance of the Standard & Poor's 500 Index on a reinvested basis. The one-year average currently contains 107 funds.

Lipper Small-Cap Core Fund Average: This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 250% of the dollar weighted median market capitalization of the S&P Small-Cap 600 Index. These funds have wide latitude in the companies in which they invest. The one-year average currently contains 188 funds.

Lipper Small-Cap Growth Fund Average: This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 250% of the dollar weighted median market capitalization of the S&P Small-Cap 600 Index. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The one-year average currently contains 263 funds.

Lipper Small-Cap Value Fund Average: This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 250% of the dollar weighted median market capitalization of the S&P Small-Cap 600 Index. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. The one-year average currently contains 263 funds.

Lipper Utilities Fund Average: This average consists of funds which invest 65% of their equity portfolio in utility shares. The one-year average currently contains 100 funds.

Morgan Stanley EAFE (Europe, Australia and Far East) Index: This average reflects an arithmetic, market value weighted average of performance of more than 900 securities which are listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Denmark, Netherlands, New Zealand, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland, and the United Kingdom.

Morgan Stanley REIT Index: This is a capitalization-weighted index of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Russell 2000 Growth Index: This index measures the performance of those Russell 2000 companies with higher price-to-book ratios and lower forecasted growth values.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor's 500 Barra Value Index: This is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

Standard & Poor's 500 Stock Index: This is an unmanaged index of 500 widely held common stocks representing industrial, financial, utility and transportation companies listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market.

Standard & Poor's 600 Index: This is a market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation.

Standard & Poor's MidCap 400 Index: This index measures the performance of the mid-size company segment of the U.S. Market.

Income-Oriented  Accounts:

Bond Account
(Scott Bennett)
Interest rates moved significantly higher last year as the world economy rebounded from the emerging market crisis of 1998 and investors became less interested in holding super-safe U.S. Treasury obligations. The increase in rates pushed most fixed-income product returns negative for the year, including the Bond Account.

Corporate bonds performed relatively well in this environment, significantly outperforming Treasuries, as investors put additional money into higher yielding assets. The fundamentals continued to be very positive for U.S. corporations with strong U.S. and world economies producing strong earnings growth with little inflation. The Account was positioned to take advantage of this rebound through an increase in holdings of higher yielding securities.

The performance of the Account was below expectations in 1999 due to underperformance of several holdings. The corporate bond market has become more equity like in its increasing hostility towards companies reporting below expected earnings or any whiff of other problems. Given the expectation of further downside risk, several of the Account's holdings were sold after year-end 1999, including J.C. Penney and Rite Aid Corporation.

Account Managers expect underlying economic fundamentals to remain strong which is positive for corporate securities. Corporate yield premiums to Treasuries remain high and should produce long-term performance relative to Treasuries.

Comparison of Change in Value of $10,000 Investment in the Bond Account, Lipper Corporate Debt BBB Rated Fund Average and Lehman Brothers BAA Corporate Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    -2.59%  7.73%   7.77%


                              Lehman            Lipper
             Bond              BAA                BBB
          Account             Index               Avg
           10,000             10,000            10,000
1990       10,522             10,528            10,573
1991       12,281             12,561            12,455
1992       13,432             13,742            13,481
1993       14,999             15,518            15,142
1994       14,565             15,022            14,467
1995       17,793             18,435            17,370
1996       18,214             19,176            17,924
1997       20,144             21,304            19,731
1998       21,693             21,577            20,964
1999       21,131             21,400            20,612

Note:  Past performance is not predictive of future performance.


Government Securities Account
(Martin Schafer)
This Account underperformed for the period ended December 31, 1999. A slightly longer duration and the performance of the noncallable Private Export Funding Corporation and Student Loan Marketing Association bonds versus mortgage-backed securities (MBS), led to a modest underperformance for the period ended December 31, 1999.

Over the last year the Federal Reserve has cut interest rates to stabilize the global financial turmoil, only to reverse course and start raising rates as markets stabilized and global growth resumed. Account Managers view the Federal Reserve actions as the equivalent of a doctor prescribing aspirin to treat the economic patient. These are mild treatments, needed to keep inflation low and growth reasonable.

On an absolute basis, the return for the Government Securities Account for the year was poor. Fixed-income securities had no momentum, especially with the Federal Reserve raising interest rates. This was especially true during December as investors poured money into "Go-Go" name stocks and away from fixed-income securities. Their attitude seems to be, "Why buy bonds when a stock will give you one year's worth of returns in one day!"

Account Managers continue to believe that mortgage-backed securities (MBS) will do well into the future. The quality, liquidity, lack of credit volatility and agency participation are cited as the key drivers. The agency participation is a "Huge" factor. Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) are stock companies driven by stockholders. In order to grow earnings in the face of declining new issue MBS (rates have risen), they are arbitraging more of the outstanding MBS. These agencies issue debt and buy MBS to earn the "spread" for their stockholders. FNMA and FHLMC should buy 60% of net MBS issuance in 2000 - keeping spreads very tight!

The Account continues to hold more discount MBS securities than the Lehman MBS index (this leads to a bias of longer duration) as the Managers believe the homeowner's propensity to refinance and the mortgage banker's technology driven inducement to refinance loans puts great risk on securities priced above par. This is especially true in a market when overall volume is declining as higher interest rates impact both new and existing home markets.

Account Managers expect to stay close to the duration benchmarks. Currently the Account is a little long but the Managers expect to be duration neutral soon, and patiently wait for the opportunity to strategically lengthen.

As we look forward to 2000 keep in mind that a diamond is a lump of coal that made good under severe pressure.

Comparison of Change in Value of $10,000 Investment in the Government Securities Account, Lipper U.S. Mortgage Fund Average and Lehman Brothers Mortgage Index


        Total Returns*
    as of December 31, 1999
    1 Year  5 Year  10 Year
    -----------------------
    -0.29%  7.96%   7.75%


         Government           Lehman               Lipper
         Securities          Mortgage          U.S. Mortgage
          Account             Index                Index
          10,000              10,000               10,000
 1990     10,955              11,072               10,938
 1991     12,812              12,813               12,556
 1992     13,688              13,706               13,323
 1993     15,066              14,643               14,316
 1994     14,384              14,407               13,719
 1995     17,127              16,827               15,946
 1996     17,700              17,727               16,563
 1997     19,538              19,409               17,984
 1998     21,154              20,760               19,077
 1999     21,094              21,146               19,201

Note: Past performance is not predictive of future performance.


Important Notes of the Income-Oriented Accounts:

The values of these indexes will vary according to the aggregzte value of the common equity of each of the securities included. The indexes represented asset types which are subject to risk, including possible loss of principal. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Lehman Brothers, BAA Corporate Index: This is an unmanaged index of all publicly issued fixed rate nonconvertible, dollar-denominated, SEC-registered corporate debt rated Baa or BBB by Moody's or S&P.

Lehman Brothers Mortgage Index: This is an unmanaged index of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

Lipper Corporate Debt BBB Rated Funds Average: This average consists of mutual funds investing at least 65% of their assets in corporate and government debt issues rated by S&P or Moody's in the top four grades. The one year average currently contains 132 mutual funds.

Lipper U.S. Mortgage Fund Average: This average consists of mutual funds investing at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one year average currently contains 62 mutual funds.

Note: Mutual fund data from Lipper Inc.


Important Notes of the Income-Oriented Accounts:

Lehman Brothers, BAA Corporate Index: This is an unmanaged index of all publicly issued fixed rate nonconvertible, dollar-denominated, SEC-registered corporate debt rated Baa or BBB by Moody's or S&P.

Lehman Brothers Mortgage Index: This is an unmanaged index of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

Lipper Corporate Debt BBB Rated Funds Average: this average consists of mutual funds investing at least 65% of their assets in corporate and government debt issues rated by S&P or Moody's in the top four grades. The one year average currently contains 132 mutual funds.

Lipper U.S. Mortgage Fund Average: this average consists of mutual funds investing at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one year average currently contains 62 mutual funds.

Note: Mutual fund data from Lipper Inc.

GENERAL INFORMATION ABOUT AN ACCOUNT

Eligible Purchasers
Only certain eligible purchasers may buy shares of the Accounts. Eligible purchasers are limited to 1) separate accounts of Principal Life Insurance Company or of other insurance companies, 2) Principal Life Insurance Company or any of its subsidiaries or affiliates, 3) trustees of other managers of any qualified profit sharing, incentive or bonus plan established by Principal Life Insurance Company or any of its subsidiaries or affiliates for employees of such company, subsidiary or affiliate. Such trustees or managers may buy Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of the Fund reserves the right to broaden or limit the designation of eligible purchaser.

Each Account serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Principal Life. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Accounts at the same time. Although neither Principal Life nor the Fund currently foresees any such disadvantage, the Fund's Board of Directors monitors events in order to identify any material conflicts between such policy owners and contract holders. Material conflict could result from, for example 1) changes in state insurance laws, 2) changes in Federal income tax law, 3) changes in the investment management of an Account, or 4) differences in voting instructions between those given by policy owners and those given by contract holders. Should it be necessary, the Board would determine what action, if any, should be taken. Such action could include the sale of Account shares by one or more of the separate accounts which could have adverse consequences.

Shareholder Rights
The following information applies to each Account of the Principal Variable Contracts Fund, Inc. Each Account share is eligible to vote, either in person or by proxy, at all shareholder meetings for that Account. This includes the right to vote on the election of directors, selection of independent auditors and other matters submitted to meetings of shareholders of the Account. Each share has equal rights with every other share of the Account as to dividends, earnings, voting, assets and redemption. Shares are fully paid, non-assessable and have no preemptive or conversion rights. Shares of an Account are issued as full or fractional shares. Each fractional share has proportionately the same rights including voting as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be case at a meeting of all Account shareholders.

The bylaws of the Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares which the Fund has the authority to issue, without a shareholder vote.

The bylaws of the Fund also provide that the Fund does not need to hold an annual meeting of shareholders unless one of the following is required to be acted upon by shareholders under the Investment Company Act of 1940: election of directors, approval of an investment advisory agreement, ratification of the selection of independent auditors, and approval of the distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times when the Board of Directors deems it to be appropriate.

Shareholder inquiries should be directed to: Principal Variable Contracts Fund, Inc., Principal Financial Group, Des Moines, Iowa 50392-0200.

Non-Cumulative Voting
The Fund's shares have non-cumulative voting rights. This means that the holders of more than 50% if the shares voting for the election of directors of the Fund can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

Principal Life votes each Account's shares allocated to each of its separate accounts registered under the Investment Company Act of 1940 and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts. The shares are voted in accordance with instructions received from contract holders, policy owners, participants and annuitants. Other shares of each Account held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating that separate account. Shares of each of the Accounts held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that an Account's shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Account shares in its own right.

Purchase of Account Shares
Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Accounts. There are not restrictions on amounts to be invested in shares of the Accounts.

Shareholder accounts for each Account are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares owned. The statement of account is treated by each Account as evidence of ownership of Account shares. Share certificates are not issued.

Sale of Account Shares
This section applies to eligible purchasers other than the separate accounts of Principal Life and its subsidiaries.

Each Account sells its shares upon request. There is no charge for the sale. A shareholder sends a written request to the Account requesting the sale of any part or all of the shares. The letter must be signed exactly as the account is registered. If payment is to be made to the registered shareholder or joint shareholder, the Account does not require a signature guarantee. If payment is to be made to another party, the shareholder's signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member or brokerage firm. Shares are redeemed at the net asset value per share next computed after the request is received by the Account in proper and complete form.

Sales proceeds are generally sent within three business days after the request is received in proper form. However, the right to sell shares may be suspended during any period when 1) trading on the New York Stock Exchange is restricted as determined by the SEC or when the Exchange is closed for other than weekends and holidays, or 2) an emergency exists, as determined by the SEC, as a result of which i) disposal by a fund of securities owned by it is not reasonably practicable, ii) it is not reasonably practicable for a fund to fairly determine the value of its net assets; or iii) the SEC permits suspension for the protection of security holders.

If payments are delayed and the instruction is not canceled by the shareholder's written instruction, the amount of the transaction is determined as of the first valuation date following the expiration of the permitted delay. The transaction occurs within five days thereafter.

In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.

Restricted Transfers
Shares of each of the Accounts may be transferred to an eligible purchaser. However, if an Account is requested to transfer shares to other than an eligible purchaser, the Account has the right, at its election, to purchase the shares at the net asset value next calculated after the receipt of the transfer request. However, the Account must give written notification to the transferee(s) of the shares of the election to buy the shares within seven days of the request. Settlement for the shares shall be made within the seven day period.

Financial Statements
You will receive an annual financial statement for the Fund, examined by the Fund's independent auditors, Ernst & Young LLP. That report is a part of this prospectus. You will also receive a semiannual financial statement that is unaudited. The following financial highlights are derived from financial statements that were audited by Ernst & Young LLP.

FINANCIAL HIGHLIGHTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.


                           WILL BE FILED BY AMENDMENT


Additional information about the Fund is available in the Statement of Additional Information dated May 1, 2000 and which is part of this prospectus. Information about the Fund's investments is also available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information and annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-451-5447.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.



           Principal Variable Contracts Fund, Inc. SEC File 811-01944





                                     Part B


                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION



                                dated May 1, 2000
                      as revised through __________________




This Statement of Additional Information is not a prospectus, but contains additional information which should be read in conjunction with the prospectus dated May 1, 2000, as revised through _______________, for the Fund listed above, as supplemented from time to time. Additionally, this Statement of Additional Information incorporates by reference the financial statements included in the shareholder report relating to the Fund dated December 31, 1999. The prospectus and the financial statements, including the independent accountants' report thereon, are available, without charge, upon request from:




                     Principal Variable Contracts Fund, Inc.
                            Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-247-4123










                                TABLE OF CONTENTS


      Investment Policies and Restrictions of the Accounts..................
          Growth-Oriented Accounts..........................................
          Income-Oriented Accounts..........................................
          Money Market Account..............................................

      Accounts' Investments.................................................

      Management of the Fund................................................

      Manager and Sub-Advisors..............................................

      Cost of Manager's Services............................................

      Brokerage on Purchases and Sales of Securities........................

      Determination of Net Asset Value of Account Shares....................

      Performance Calculation...............................................

      Tax Status............................................................

      General Information and History.......................................

      Financial Statements..................................................

      Appendix A............................................................

INVESTMENT POLICIES AND RESTRICTIONS OF THE ACCOUNTS

The following information is about the Principal Variable Contracts Fund, Inc. which is an incorporated, open-end management investment company, commonly called a mutual fund. It supplements the information provided in the Prospectus under the caption CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS. The Fund offers multiple Accounts.

There are three categories of Accounts: Growth-Oriented Accounts, which include Accounts seeking:
o primarily capital appreciation through investments in equity securities (Aggressive Growth, Blue Chip, Capital Value, Growth, LargeCap Growth, LargeCap Growth Equity, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, SmallCap, SmallCap Growth and SmallCap Value);
o total investment return including both capital appreciation and income through investments in equity and debt securities (Asset Allocation and Balanced);
o long-term growth of capital primarily through investments in equity securities of corporations located outside of the U.S. (International, International Emerging Markets and International SmallCap);
o long-term growth of income and capital through investment in equity securities of real estate companies (Real Estate);
o to approximate the performance of the Standard & Poor's 500 Composite Stock Price Index (LargeCap Stock Index (formerly known as "Stock Index 500")); and
o    current  income  and  long-term   growth  of  income  and  capital  through
     investment in equity and fixed-income securities of public utilities companies (Utilities).

Income-Oriented Accounts, which include Accounts seeking primarily a high level of income through investments in debt securities (Bond, Government Securities and High Yield).

Money Market Account, which seeks primarily a high level of income through investments in short-term debt securities.

In seeking to achieve its investment objective, each Account has adopted as matters of fundamental policy certain investment restrictions which cannot be changed without approval by the holders of the lesser of:
o 67% of the Account's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or
o    more than 50% of the outstanding shares of the Account.

Similar shareholder approval is required to change the investment objective of each of the Accounts. The following discussion provides for each Account:
o    a statement of its investment objective;
o a description of its investment restrictions that are matters of fundamental policy; and
o a description of any investment restrictions it may have adopted that are not matters of fundamental policy and may be changed without shareholder approval.

For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security. Any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service does not require elimination of any security from the portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectus or the Statement of Additional Information is not fundamental and may be changed by the Fund's Board of Directors.

GROWTH-ORIENTED ACCOUNTS


Investment Objectives

o Aggressive Growth Account seeks to achieve long-term capital appreciation by investing primarily in growth oriented common stocks of medium and large capitalization U.S. companies and, to a limited extent, foreign companies.
o Asset Allocation Account seeks to generate a total investment return consistent with the preservation of capital.
o Balanced Account seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.
o Blue Chip Account seeks to achieve growth of capital and income. The Account attempts to achieve its objective by investing primarily in common stocks of well capitalized, established companies.
o Capital Value Account seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Account may invest in other securities.
o Growth Account seeks growth of capital through the purchase primarily of common stocks, but the Account may invest in other securities.
o International Account seeks to achieve long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.
o International Emerging Markets Account seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.
o International SmallCap Account seeks to achieve long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.
o LargeCap Growth Account seeks to achieve long-term growth of capital. The Account attempts to achieve its objective by investing primarily in growth stocks of companies with market capitalizations over $10 billion measured at the time of investment.
o LargeCap Growth Equity Account seeks to achieve long-term growth of capital by investing primarily in common stocks of larger capitalization domestic companies.
o LargeCap Stock Index Account seeks to achieve long-term growth of capital. The Account attempts to mirror the investment results of the Standard & Poor's 500 Stock Index.
o MicroCap Account seeks to achieve long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in value and growth oriented companies with small market capitalizations, generally less than $700 million.
o MidCap Account seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.
o MidCap Growth Account seeks to achieve long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in growth stocks of companies with market capitalizations in the $1 billion to $10 billion range.
o MidCap Growth Equity Account seeks to achieve long-term growth of capital by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.
o MidCap Value Account seeks to achieve long-term growth of capital. The Account attempts to achieve its objective by investing primarily in equity securities of companies with value characteristics and market capitalizations in the $1 billion to $10 billion range.
o Real Estate Account seeks to generate a high total return The Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.
o SmallCap Account seeks to achieve long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.
o SmallCap Growth Account seeks long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.
o SmallCap Value Account seeks to achieve long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of small companies with value characteristics and market capitalizations of less than $1 billion.
o Utilities Account seeks to achieve current income and long-term growth of income and capital. The Account will attempt to achieve its objective by investing primarily in equity and fixed-income securities of companies in the public utilities industry.

Investment Restrictions

Aggressive Growth Account, Asset Allocation Account, Balanced Account, Growth Account, International Account and

MidCap Account.


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Aggressive Growth, Asset Allocation, Balanced, Growth, International and MidCap Accounts each may not:

          (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

          (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Account or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

          (3)  Invest in commodities or commodity contracts, but it may purchase
               and  sell  financial   futures  contracts  and  options  on  such
               contracts.

          (4) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

          (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing. The Balanced Account may borrow only from banks.

          (6) Make loans, except that the Account may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

          (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) except that this limitation shall apply only with respect to 75% of the total assets of each Account; or purchase more than 10% of the outstanding voting securities of any one issuer.

          (8) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

          (9)  Concentrate  its  investments  in  any  particular   industry  or
               industries, except that the Account may invest not more than 25% of the value of its total assets in a single industry.

          (10) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

          (11) Invest in interests in oil, gas or other mineral  exploration  or
               development   programs,   although  the  Account  may  invest  in
               securities of issuers that invest in or sponsor such programs.

Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

         (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 15% limitation.

         (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the International Account does not apply to warrants listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

         (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Account's investments in all such issuers to exceed 5% of the value of its total assets.

         (4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

         (5) Invest in companies for the purpose of exercising control or management.

         (6) Invest more than 10% (25% for the Aggressive Growth Account) of its total assets in securities of foreign issuers. This restriction does not pertain to the International Account or the Asset Allocation Account.

         (7) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes, not for speculation.

         (8) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

         (9)    Invest in arbitrage transactions.

         (10)   Invest in real estate limited partnership interests.

         (11) Acquire securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended, or any rule, order or interpretation thereunder, or in connection with a merger, consolation, reorganization, acquisition of assets or an offer of exchange. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Capital Value Account

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Capital Value Account may not:

         (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.

         (2) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Account's total assets.

         (3) Underwrite securities of other issuers, except that the Account may acquire portfolio securities under circumstances where if sold the Account might be deemed an underwriter for purposes of the Securities Act of 1933.

         (4) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Account's aggregate investments in all such companies to exceed 5% of the Account's total assets.

         (5) Engage in the purchase and sale of illiquid interests in real estate. For this purpose, readily marketable interests in real estate investment trusts are not interests in real estate.

         (6) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

         (7) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

         (8) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

         (9) Invest in companies for the purpose of exercising control or management.

         (10) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

         (11) Invest more than 20% of its total assets in securities of foreign issuers.

         (12) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

In addition:

          (13) The Account may not make loans, except that the Account may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

          (14) The Account does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of (i) 5% of the value of the Account's assets, less liabilities other than such borrowings, or (ii) 10% of the Account's assets taken at cost at the time such borrowing is made. The Account may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

          (15) It is contrary to the Account's present policy to purchase warrants in excess of 5% of its total assets of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

The Account has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Account's present policy to:

          (1) Invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

          (2) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreement maturing in more than seven days.

          (3) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes, not for speculation.

          (4) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

Investment Restrictions

International SmallCap Account, MicroCap Account, MidCap Growth Account, Real Estate Account, SmallCap Account,

SmallCap Growth Account, SmallCap Value Account and Utilities Account.


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The International SmallCap, MicroCap, MidCap Growth, Real Estate, SmallCap, SmallCap Growth, SmallCap Value and Utilities Accounts each may not:

          (1) Issue any senior securities as defined in the Investment Company Act of 1940, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

          (2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts and options on such contracts.

          (3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

          (4) Borrow money, except it may (a) borrow from banks (as defined in the Investment Company Act of 1940, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 331/3% of its total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) purchase securities on margin to the extent permitted by applicable law. In addition, the MicroCap Account may engage in transactions in mortgage dollar rolls which are accounted for as financings.

          (5) Make loans, except that the Account may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

          (6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of each Account.

          (7) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

          (8) Concentrate its investments in any particular industry, except that the Account may invest not more than 25% of the value of its total assets in a single industry.

               However, the Real Estate Account may not invest less than 25% of its total assets in securities of companies in the real estate industry, and the Utilities Account may not invest less than 25% of its total assets in securities of companies in the public utilities industry except that each may, for temporary defensive purposes, place all of its assets in cash, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes, United States government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

          (9) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except to the extent permitted by applicable law and except that the Account may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

         (1) Invest more than 15% of its total assets in illiquid securities and in repurchase agreements maturing in more than seven days.

         (2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

         (3) Invest in companies for the purpose of exercising control or management.

         (4) Invest more than 25% (20% for each of the SmallCap and Utilities Accounts, 10% for each of the MidCap Growth and SmallCap Value Accounts) of its total assets in securities of foreign issuers. This restriction does not apply to the International SmallCap Account.

         (5) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

         (6) Invest in real estate limited partnership interests or real estate investment trusts except that this restriction shall not apply to either the MicroCap or Real Estate Accounts.

         (7) Acquire securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Blue Chip Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, MidCap Growth Equity Account and MidCap Value Account

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Blue Chip, International Emerging Markets, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, MidCap Growth Equity and MidCap Value Accounts each may not:

         (1) Issue any senior securities as defined in the Investment Company Act of 1940, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

         (2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts and options on such contracts, swaps and securities backed by physical commodities.

         (3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

         (4) Borrow money, except it may (a) borrow from banks (as defined in the Investment Company Act of 1940, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 331/3% of its total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) purchase securities on margin to the extent permitted by applicable law.

         (5) Make loans, except that the Account may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

         (6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of each Account. This restriction does not apply to the LargeCap Growth Equity Account as this Account is not intended to qualify as a diversified management investment company as defined by the Investment Company Act of 1940.

         (7) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

         (8) Concentrate its investments in any particular industry, except that the Account may invest not more than 25% of the value of its total assets in a single industry, provided that, when the Account has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction applies to the LargeCap Stock Index Account except to the extent that the Standard & Poor's 500 Stock Index also is so concentrated.

          (9) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except to the extent permitted by applicable law and except that the Account may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

         (1) Invest more than 15% of its total assets in illiquid securities and in repurchase agreements maturing in more than seven days.

         (2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

         (3) Invest in companies for the purpose of exercising control or management.

         (4) Invest more than 25% (20% for the Blue Chip Account, 10% for the LargeCap Stock Index and MidCap Growth Equity Accounts) of its total assets in securities of foreign issuers. This restriction does not apply to the International Emerging Markets Account.

         (5) Enter into (i) any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC")
                regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of an Account's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) any futures contracts if the aggregate amount of such Account's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

         (6) Invest in real estate limited partnership interests or real estate investment trusts except that this restriction shall not apply to the LargeCap Growth or MidCap Growth Equity Accounts.

         (7) Acquire securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

INCOME-ORIENTED ACCOUNTS


Investment Objectives

o Bond Account seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

o Government Securities Account seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest; Account shares are not guaranteed by the United States Government. There are certain risks unique to GNMA Certificates.

o High Yield Account seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

Investment Restrictions

Bond Account and High Yield Account


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Bond Account and High Yield Account each may not:

          (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

          (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Account or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

          (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

          (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

          (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing. The Bond Account and High Yield Account may borrow only from banks.

          (6) Make loans, except that the Account may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

          (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the total assets of each Account.

          (8) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

          (9) Concentrate its investments in any particular industry or industries, except that the Bond Account and High Yield Account each may invest not more than 25% of the value of its total assets in a single industry.

         (10) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

         (11)   Invest in interests in oil, gas or other mineral  exploration or
                development  programs,   although  the  Account  may  invest  in
                securities of issuers which invest in or sponsor such programs.

Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

         (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 15% limitation.

         (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

         (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Account's investments in all such issuers to exceed 5% of the value of its total assets.

         (4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Account's total assets would be invested in such securities.

         (5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

         (6) Invest in companies for the purpose of exercising control or management.

         (7) Invest more than 20% of its total assets in securities of foreign issuers.

         (8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

         (9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

         (10)   Invest in arbitrage transactions.

         (11)   Invest in real estate limited partnership interests.

Government Securities Account


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Government Securities Account may not:

         (1) Issue any senior securities as defined in the Act except insofar as the Account may be deemed to have issued a senior security by reason of (a) purchasing any securities on a standby, when-issued or delayed delivery basis; or (b) borrowing money in accordance with restrictions described below.

         (2) Purchase any securities other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that the Account may maintain reasonable amounts in cash or commercial paper or purchase short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments.

         (3) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.

         (4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

         (5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

         (6) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

         (7) Invest in companies for the purpose of exercising control or management.

         (8) Make loans, except that the Account may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

         (9) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing.

         (10) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Account's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

         (11) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

         (12) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

The Government Securities Account has also adopted the following restrictions that are not a fundamental policy and may be changed without shareholder approval. It is contrary to the Government Securities Account's present policy to:

         (1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on future contracts are not deemed to be pledges or other encumbrances.

         (2) Invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

MONEY MARKET ACCOUNT


Investment Objective

o Money Market Account seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

Investment Restrictions

Money Market Account


Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Money Market Account may not:

          (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions. (See "Bank Obligations").

          (2) Purchase the securities of any issuer if the purchase will cause more than 25% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

          (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Account (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

          (4) Invest a greater percentage of its total assets in securities not readily marketable than is allowed by federal securities rules or interpretations.

          (5) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

          (6) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Account's aggregate investments in all such companies to exceed 5% of the value of the Account's total assets.

          (7) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

          (8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

          (9)  Purchase  securities  on  margin,   except  it  may  obtain  such
               short-term credits as are necessary for the clearance of transactions. The Account will not issue or acquire put and call options, straddles or spreads or any combination thereof.

          (10) Invest in companies for the purpose of exercising control or management.

          (11) Make loans, except that the Account may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

          (12) Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of (i) 5% of the value of the Account's assets, or (ii) 10% of the value of the Account's net assets taken at cost at the time such borrowing is made. The Account will not issue senior securities except in connection with such borrowings. The Account may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

          (13) Invest in uncertificated time deposits maturing in more than seven days; uncertificated time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Account's total assets.

          (14) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Account's total assets would be invested in such repurchase agreements and other assets (excluding time deposits) without readily available market quotations.

The Money Market Account has also adopted the following restriction that is not a fundamental policy and may be changed without shareholder approval. It is contrary to the Money Market Account's present policy to: invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

ACCOUNTS' INVESTMENTS

The following information supplements the discussion of the Accounts investment objectives and policies in the Prospectus under the caption "CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS."

Fundamental Analysis


Equity securities are selected for the Accounts by the Sub-Advisor, if any, or the Manager.

Invista Capital Management, LLC ("Invista"), the Sub-Advisor for the Balanced, Blue Chip, Capital Value, Growth, International, International Emerging Markets, International SmallCap, MidCap, SmallCap and Utilities Accounts and the Manager, in selecting securities for the Real Estate Account, use an approach described broadly as that of fundamental analysis. Three basic steps are involved in this analysis.

o First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
o Second, given some conviction as to the likely economic climate, the Manager or Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Manager or Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
o Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

Berger LLC ("Berger"), the Sub-Advisor for the SmallCap Growth Account, selects equity securities using the same three basic steps but in the reverse order. This process is often referred to as "bottom-up" fundamental analysis. Neuberger Berman Management Inc. ("Neuberger Berman"), Sub-Advisor for the MidCap Value Account primarily uses a bottom-up approach although a limited top-down analysis will be used as well.

Janus Capital Corporation ("Janus"), the Sub-Advisor for the LargeCap Growth Account, uses a bottom-up approach in building its portfolio that seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Account, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure.

Morgan Stanley Asset Management ("Morgan Stanley"), the Sub-Advisor for the Aggressive Growth and Asset Allocation Accounts, and Duncan-Hurst Capital Management Inc ("Duncan-Hurst"), the Sub-Advisor for the LargeCap Growth Equity Account, follow a flexible investment program in looking for companies with above average capital appreciation potential. The Sub-Advisor focuses on companies with consistent or rising earnings growth records and compelling business strategies. The Sub-Advisor continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, the Sub-Advisor closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. In its selection of securities for the Aggressive Growth and Asset Allocation Accounts, Morgan Stanley considers valuation to be of secondary importance and viewed in the context of prospects for sustainable earnings growth.

Turner Investment Partners, Inc. ("Turner"), the Sub-Advisor for the MidCap Growth Equity Account, selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index as selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and may invest up to 10% of Account assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the U.S.

Invista, the Sub-Advisor for the LargeCap Stock Index Account, allocates Account assets in approximately the same weightings as the S&P 500. Invista may omit or remove any S&P 500 stocks from the Account if it determines that the stock is not sufficiently liquid. In addition, Invista may exclude or remove a stock from the Account if extraordinary events or financial conditions lead it to believe that such stock should not be part of the Account' s assets. Account assets may be invested in futures and options.

J.P. Morgan Investment Management, Inc. ("Morgan"), the Sub-Advisor for the SmallCap Value Account, uses fundamental research, systematic stock valuation and a disciplined portfolio construction process. Morgan seeks to enhance returns and reduce the volatility in the value of the Account relative to that of the U.S. small company value universe. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable characteristics. Such characteristics include significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model. Morgan ranks these companies within economic sectors according to their relative values. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Dreyfus Corporation ("Dreyfus"), the Sub-Advisor for the MidCap Growth Account, uses valuations models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings growth momentum measures and higher expected earnings per share growth. Once such common stocks are identified, Dreyfus, constructs a portfolio that in the aggregate breakdown and risk profile resembles the Standard and Poor's MidCap 400 Index, but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The decision to buy, sell or hold is made by Dreyfus based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security.

Goldman Sachs Asset Management ("Goldman"), the Sub-Advisor for the MicroCap Account, selects securities that it believes are well-managed niche businesses that have the potential to achieve high or improving returns on capital and/or above-average sustainable growth. Goldman invests in companies that have value characteristics as well as those with growth characteristics with no consistent preference between the two categories.

Restricted Securities


Each of the Accounts (except Government Securities and Money Market) has adopted investment restrictions that limit its investments in illiquid securities to 15% of its net assets. The Board of Directors has adopted procedures for the Manager or Sub-Advisor to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from this limit when applying the preceding investment restrictions.

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, an Account may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Account may be permitted to sell a security. If, during such a period, adverse market conditions were to develop, the Account might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Board of Directors.

Foreign Securities


Each of the following Accounts may invest in foreign securities to the indicated percentage of its assets (debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations.):

o Asset Allocation, International, International Emerging Markets and International SmallCap Accounts - 100%;
o Aggressive Growth, LargeCap Growth, LargeCap Growth Equity, MicroCap, Real Estate and SmallCap Growth Accounts - 25%;
o    Bond, Capital Value, High Yield, SmallCap and Utilities Accounts - 20%.
o Balanced, Growth, LargeCap Stock Index, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, SmallCap Value Accounts - 10%.

The Money Market Account does not invest in foreign securities other than those that are United States dollar denominated. All principal and interest payments for the security are payable in U.S. dollars. The interest rate, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars.

For purposes of these restrictions, foreign securities include:
o    companies organized under the laws of countries outside of the U.S.;
o companies for which the principal securities trading market is outside of the U.S.; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced outside the U.S. or sales made outside of the U.S.

Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. Each Account's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Board of Directors of the Fund has adopted Daily Pricing and Valuation Procedures for the Accounts that set forth the steps to be followed by the Manager and/or Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Board of Directors.

Securities of Smaller Companies


The Accounts may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers

Each of the Accounts (except Government Securities Account) may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts


Each of the Accounts may engage in the practices described under this heading. In the following discussion, the terms "the Account," "each Account" or "the Accounts" refer to each of the Accounts that may engage in these transactions.

Spread Transactions

Each Account may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Account the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Account does not own, but which is used as a benchmark. The risk to the Account in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Account against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in a segregated account by each Account's custodian. The Accounts do not consider a security covered by a spread option to be "pledged" as that term is used in the Accounts' policy limiting the pledging or mortgaging of assets.

Options on Securities and Securities Indices


Each Account may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Account invests. The Accounts may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Account plans to purchase.

Writing Covered Call and Put Options

When an Account writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When an Account writes a put option, it gives the purchaser of the option the right to sell to the Account a specific security at a specified price at any time before the option expires. In both situations, the Account receives a premium from the purchaser of the option.

The premium received by an Account reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Account if the option expires unexercised or is closed out at a profit. By writing a call, an Account limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, an Account assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

The Accounts write only covered options and comply with applicable regulatory and exchange cover requirements. The Accounts usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Account deposits and maintains with its custodian cash, U.S. Government securities or other liquid assets with a value at least equal to the exercise price of the option.

Once an Account has written an option, it may terminate its obligation, before the option is exercised. The Account executes a closing transaction by purchasing an option of the same series as the option previously written. The Account has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

Purchasing Call and Put Options

When an Account purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases call options in anticipation of an increase in the market value of securities that it ultimately intends to buy. During the life of the call option, the Account is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.

When an Account purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Account is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

Once an Account purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Account has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

Options on Securities Indices

Each Account may purchase and sell put and call options on any securities index based on securities in which the Account may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Accounts engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When an Account writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Manager or the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

Risks Associated with Options Transactions

An options position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Accounts generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If an Account is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If an Account is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. An Account's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

Futures Contracts and Options on Futures


Each Account may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, an Account seeks to hedge against a decline in securities owned by the Account or an increase in the price of securities that the Account plans to purchase. An Account may also purchase and sell futures contracts and related options to maintain cash reserves while stimulating full investment in equity securities and to keep substantially all of its assets exposed to the market.

Futures Contracts

When an Account sells a futures contract based on a financial instrument, the Account is obligated to deliver that kind of instrument at a specified future time for a specified price. When an Account purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Account realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Accounts usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When a futures contract is purchased or sold, a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or other liquid assets (generally about 5% of the contract amount) is deposited by the Account with its custodian for the benefit of the futures commission merchant through which the Account engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Account to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the
Account upon termination of the futures contract if all the Account's contractual obligations have been satisfied.

Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Account realizes a loss or gain.

In using futures contracts, the Account seeks to establish more accurately than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Account proposes to acquire. An Account, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Account's debt securities decline in value and thereby keep the Account's net asset value from declining as much as it otherwise would. An Account also sells futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When an Account is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, an Account purchases futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

Options on Futures.

The Accounts may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if an Account anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If an Account purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Account is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When an Account writes an option on a futures contract, the premium paid by the purchaser is deposited with the Account's custodian. The Account must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirement are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Account if the option is exercised.

Risks Associated with Futures Transactions.

There are a number of risks associated with transactions in futures contracts and related options. An Account's successful use of futures contracts is subject to the Manager and Sub-Advisor's ability to predict correctly the factors affecting the market values of the Account's portfolio securities. For example, if an Account is hedged against the possibility of an increase in interest rates that would adversely affect debt securities held by the Account and the prices of those debt securities instead increases, the Account loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Account, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Account enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Account continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Account has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Account may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Account's ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Limitations on the Use of Futures and Options on Futures.

Each Account intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.

The Accounts are required to operate within certain guidelines and restrictions with respect to their use of futures and options thereon which have been established by the CFTC. In particular, an Account is excluded from registration as a "commodity pool operator" if it complies with Rule 4.5 adopted by the CFTC. This Rule does not limit the percentage of an Account's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule each Account must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Account's net assets for strategies that are not considered bona fide hedging strategies under the Rule.

The Accounts may enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC. Each Account determines that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Account or which it expects to purchase. In pursuing traditional hedging activities, each Account may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Account owns. Each Account may purchase futures contracts or calls on futures contracts to protect the Account against an increase in the price of securities the Account intends to purchase before it is in a position to do so.

When an Account purchases a futures contract, or purchases a call option on a futures contract, it places any asset, including equity securities and non-investment grade debt, in a segregated account, so long as the asset is liquid and marked to the market daily. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.

Forward Foreign Currency Exchange Contracts

The Accounts (except the Government Securities and Money Market Accounts) may, but are not obligated to, enter into forward foreign currency exchange contracts with securities dealers, financial institutions or other parties deemed credit worthy by the Account's Sub-Advisor to hedge the value of portfolio securities denominated in or exposed to foreign currencies. The MidCap Value Account can also engage in foreign currency exchange transactions on a spot basis. Currency transactions include forward currency contracts, exchange listed currency futures contracts and options thereon, and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a specified future date at a price set at the time of the contract.

The Accounts enter into forward foreign currency exchange contracts only for the purpose of "hedging," that is limiting the risks associated with changes in the relative rates of exchange between the U.S. dollar and foreign currencies in which securities owned by an Account are denominated or exposed. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Account if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Account is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to an Account if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Account has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relative new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Repurchase Agreements

All of the Accounts may invest in repurchase agreements. None of the Accounts may enter into repurchase agreements that do not mature within seven days if any such investment, together with other illiquid securities held by the Account, amount to more than 15% of its net assets. The MicroCap Account (together with other registered investment companies having management agreements with Goldman or its affiliates) may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The LargeCap Growth Account (together with other registered investment companies having management agreements with Janus or its affiliates) may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. Repurchase agreements typically involve the acquisition by the Account of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Account sells back to the seller and that the seller repurchases the underlying securities at a specified price and at a fixed time in the future. Repurchase agreements may be viewed as loans by an Account collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation during the Account's holding period. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, each of the Accounts follows procedures established by the Board of Directors that are designed to minimize such risks. These procedures include entering into repurchase agreements only with large, well-capitalized and well-established financial institutions that the Account's Manager or Sub-Advisor believes present minimum credit risks. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, the affected Account bears a risk of loss. In seeking to liquidate the collateral, an Account may be delayed in or prevented from exercising its rights and may incur certain costs. Further, to the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, the Account could suffer a loss.

Lending of Portfolio Securities


All of the Accounts may lend their portfolio securities. None of the Accounts will lend its portfolio securities if, as a result, the aggregate of such loans made by the Account would exceed the limits established by the Investment Company Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Account and is maintained each business day. While such securities are on loan, the borrower pays the Account any income accruing thereon. The Account may invest any cash collateral, thereby earning additional income, or may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Account and its shareholders. An Account pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or liquid assets pledged as collateral to the borrower or placing broker. An Account does not normally retain voting rights attendant to securities it has lent, but it will call a loan of securities in anticipation of an important vote.

When-Issued and Delayed Delivery Securities


Each of the Accounts may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period. The securities are subject to market fluctuations that involve the risk for the purchaser that yields available in the market at the time of delivery are higher than those obtained in the transaction. Each Account only purchases securities on a when-issued or delayed delivery basis with the intention of acquiring the securities. However, an Account may sell the securities before the settlement date, if such action is deemed advisable. At the time an Account commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and reflects the value of the securities in determining its net asset value. Each Account also establishes a segregated account with its custodian bank in which it maintains cash or liquid assets equal in value to the Account's commitments for when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on an Account's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly limit the extent to which the Account may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of an Account's total assets that may be committed to transactions in such agreements.

Industry Concentrations

Each of the Accounts, except the Real Estate and Utilities Accounts, may not concentrate its investments in any particular industry. The LargeCap Stock Index Account may concentrate its investments in a particular industry only to the extent that the S&P 500 Stock Index is concentrated. For purposes of applying the LargeCap Growth Equity and SmallCap Growth Accounts' industry concentration restrictions, the Accounts use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neill & Co., Incorporated. The LargeCap Growth Account uses Bloomberg L.P. industry classifications. The MidCap Growth Equity Account uses the classification system of ________________. The other Accounts use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission."

Money Market Instruments


The Money Market Account invests all of its available assets in money market instruments maturing in 397 days or less.

The types of money market instruments that the Accounts may purchase are described below.

(1) U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

(2) U.S. Government Agency Securities -- Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
     o U.S. agency obligations include, but are not limited to, the Bank for co-operatives, Federal Home Loan Banks, Federal Intermediate Credit
          Banks,  and  the  Federal  National  Mortgage   Association.
     o U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

     Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

(3) Bank Obligations -- Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the Manager's opinion, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Account may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

     Any obligations of foreign banks must be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose the Account to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. The Account only buys short-term instruments where the risks of adverse governmental action are believed by the Manager to be minimal. The Account considers these factors along with other appropriate factors in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Account. The Account invests in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

     A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, the Account occasionally invests in certificates of deposit that are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

(4) Commercial Paper -- Short-term promissory notes issued by U.S. or foreign corporations.

(5) Short-term Corporate Debt -- Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.

(6) Repurchase Agreements -- Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. (See "ACCOUNTS' INVESTMENTS - Repurchase Agreements.")

The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard and Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Manager further evaluates these securities.

Portfolio Turnover


Portfolio turnover normally differs for each Account, varies from year to year (as well as within a year) and is affected by portfolio security sales necessary to meet cash requirements for redemptions of Account shares. This need to redeem may in some cases limit the ability of an Account to effect certain portfolio transactions. The portfolio turnover rate for an Account is calculated by dividing the lesser of purchases or sales of its portfolio securities during the fiscal year by the monthly average of the value of its portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses that are paid by the Account.

No portfolio turnover rate can be calculated for the Money Market Account because of the short maturities of the securities in which it invests. No turnover rates are calculated for the International Emerging Markets, LargeCap Growth Equity or MidCap Growth Equity Accounts as they have been in existence for less than six months. The portfolio turnover rates for each of the other Accounts for its most recent and immediately preceding fiscal periods were as follows (annualized when reporting period is less than one year):

                                                 1999             1998
                  Aggressive Growth              89.6%            155.6%
                  Asset Allocation               86.7%            162.7%
                  Balanced                       21.7%             24.2%
                  Blue Chip                      16.2%              N/A
                  Bond                           40.1%             26.7%
                  Capital Value                  43.4%             22.0%
                  Government Securities          19.7%             11.0%
                  Growth                         65.7%              9.0%
                  High Yield                     93.8%             87.8%
                  International                  65.5%             33.9%
                  International SmallCap        241.2%             60.3%
                  LargeCap Growth                39.6%              N/A
                  LargeCap Stock Index            3.8%              N/A
                  MicroCap                       88.9%             55.3%
                  MidCap                         79.6%             26.9%
                  MidCap Growth                  74.1%             91.9%
                  MidCap Value                  154.0%              N/A
                  Real Estate                   101.9%              5.6%
                  SmallCap                      111.1%             45.2%
                  SmallCap Growth                98.0%            166.5%
                  SmallCap Value                 89.7%             53.4%
                  Utilities                      23.0%              9.5%

Fund History


Organization and Share Ownership: Effective January 1, 1998, certain Funds sponsored by Principal Life Insurance Company were reorganized into a series of the Principal Variable Contracts Fund, Inc., a corporation incorporated in the State of Maryland on May 27, 1997. Each of the Accounts of the new series adopted the assets and liabilities of the corresponding Fund. Those Funds were incorporated in the state of Maryland on the following dates: Aggressive Growth Fund - August 20, 1993; Asset Allocation Fund - August 20, 1993; Balanced Fund - November 26, 1986; Bond Fund - November 26, 1986; Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Emerging Growth Fund - February 20, 1987; Government Securities Fund - June 7, 1985; Growth Fund - August 20, 1993; Money Market Fund - June 10, 1982; and World Fund - August 20, 1993. The Articles of Incorporation for the Principal Variable Contracts Fund, Inc. were amended on February 13, 1998 to reflect the addition of the following new Accounts: International SmallCap; MicroCap; MidCap Growth; Real Estate; SmallCap; SmallCap Growth; SmallCap Value; and Utilities. The Articles of Incorporation were also amended on February 1, 1999 to reflect the addition of the Blue Chip, LargeCap Growth, MidCap Value and Stock Index 500 Accounts. The Articles of Incorporation were amended on ___________ to reflect the addition of the International Emerging Markets, LargeCap Growth Equity and MidCap Growth Equity Accounts. Principal Life Insurance Company owns 100% of each Account's outstanding shares.

MANAGEMENT OF THE FUND

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Other than serving as Directors, most of the Board members have no affiliation with the Fund or service providers.

The current Directors and Officers are shown below. Each person (except Aschenbrenner, Gilbert and Kimball who do not serve as directors of Principal Special Markets Fund, Inc.) also has the same position with other mutual funds that are also sponsored by Principal Life Insurance Company. Unless an address is shown, the mailing address for the Directors and Officers is Principal Financial Group, Des Moines, Iowa 50392.

* John E. Aschenbrenner, 50, Director. Executive Vice President, Principal Life Insurance Company since 2000; Senior Vice President, 1996-2000; Vice President - Individual Markets 1990-1996. Director, Principal Management Corporation and Princor Financial Services Corporation.

@ James D. Davis, 66, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.

*# Ralph C. Eucher, 47, Director and President. Vice President, Principal Life Insurance Company since 1999. Director and Executive Vice President, Princor Financial Services Corporation and Director and President, Principal Management Corporation.

@ Pamela A. Ferguson, 56, Director. 4112 River Oaks Drive, Des Moines, Iowa. Professor of Mathematics, Grinnell College since 1998. Prior thereto, President, Grinnell College.

     Richard W. Gilbert, 59, Director. Gilbert Communications, 5040 Arbor Lane, #302, Northfield, Illinois 60093. President, Gilbert Communications, Inc. since 1993. Prior thereto, President and Publisher, Pioneer Press.

*# J. Barry Griswell, 51, Director and Chairman of the Board. Chief Executive Officer & President, Principal Life Insurance Company since 2000; President, 1998-2000. Executive Vice President, 1996-1998; Senior Vice
     President, 1991-1996. Director and Chairman of the Board, Principal Management Corporation and Princor Financial Services Corporation.

@ William C. Kimball, 52, Director. 4700 Westown Parkway, Suite 300, West Des Moines, Iowa 50266-6730. Chairman and CEO, Medicap Pharmacies, Inc. since 1998. Prior thereto, President and CEO.

# Barbara A. Lukavsky, 59, Director. 13731 Bay Hill Court, Clive, Iowa. President and CEO, Barbican Enterprises, Inc. since 1997. President and CEO, Lu San ELITE USA, L.C. 1985-1998.

* Craig L. Bassett, 48, Treasurer. Second Vice President and Treasurer, Principal Life Insurance Company since 1998. Director - Treasury 1996-1998. Prior thereto, Associate Treasurer.

* Ron L. Danilson, 49, Executive Vice President. Executive Vice President and Chief Operating Officer, Princor Financial Services Corporation, since 2000. Vice President, Principal Life Insurance Company since 2000. President and Chief Executive Officer, Delaware Chartger Guarantee and Trust Company, 1996-2000. Prior thereto, Chief Operating Officer.

* Arthur S. Filean, 61, Senior Vice President and Secretary. Senior Vice President, Princor Financial Services Corporation and Principal Management Corporation, since 2000. Vice President, Princor Financial Services Corporation, 1990-2000. Vice President, Principal Management Corporation, 1996-2000.

* Ernest H. Gillum, 44, Vice President and Assistant Secretary. Vice President - Product Development, Princor Financial Services Corporation and Principal Management Corporation, since 2000. Vice President - Compliance and Product Development, Princor Financial Services Corporation and Principal Management Corporation, 1998-2000. Prior thereto, Assistant Vice President, Registered Products, 1995-1998. Prior thereto, Product Development and Compliance Officer.

* Jane E. Karli, 43, Assistant Treasurer. Assistant Treasurer, Principal Life Insurance Company since 1998; Senior Accounting and Custody Administrator 1994-1998; Prior thereto, Senior Investment Cost Accountant.

* Layne A. Rasmussen, 41, Controller. Controller - Mutual Funds, Princor Financial Services Corporation since 1995.

* Michael D. Roughton, 48, Counsel. Vice President and Senior Securities Counsel, Principal Life Insurance Company since 1999. Counsel 1994-1999.
     Counsel, Invista Capital Management, Inc., Princor Financial Services Corporation, Principal Investors Corporation and Principal Management Corporation.

* Jean B. Schustek, 48, Assistant Vice President and Assistant Secretary. Assistant Vice President - Registered Products, Princor Financial Services Corporation since 2000. Prior thereto, Compliance Officer - Registered Products.

* Kirk L. Tibbetts, 45, Senior Vice President and Chief Financial Officer. Senior Vice President and Chief Financial Officer, Princor Financial Services Corporation, since 2000. Second Vice President, Principal Life Insurance Company since 2000. Prior thereto, Partner with KPMG LLP.

* Traci L. Weldon, 34, Assistant Counsel. Counsel, Principal Life Insurance Company since 1999. Assistant Counsel 1998-1999. Assistant State Attorney General, Iowa Attorney General's Office, 1994-1998. Prior thereto, Investment Banker, Kirkpatrick Pettis.

* Considered to be "Interested Persons" as defined in the Investment Company Act of 1940, as amended, because of current or former affiliation with the Manager or Principal Life.
@    Member of Audit and Nominating Committee
# Member of Executive Committee (which is selected by the Board and which may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.) COMPENSATION TABLE fiscal year ended December 31, 1999

                              Compensation from          Compensation from
             Director              the Fund                Fund Complex*
          James D. Davis           $28,050                    $55,050
        Pamela A. Ferguson         $24,600                    $50,850
        Richard W. Gilbert         $28,050                    $50,100
       William C. Kimball**         $3,450                    $19,500
        Barbara A. Lukavsky        $26,250                    $50,250

The Fund did not provide retirement benefits for any of the directors.

* Total compensation from the 20 investment companies included in the fund complex for the fiscal year ended December 31, 1999.

**Elected to the Board on November 2, 1999.

MANAGER AND SUB-ADVISORS

The Manager of each of the Accounts is Principal Management Corporation (the "Manager"), a wholly-owned subsidiary of Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the state of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life Insurance Company.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Account. For these services, each Sub-Advisor is paid a fee by the Manager.

Accounts: Balanced,  Blue Chip, Capital Value,  Government  Securities,  Growth,
     International, International Emerging Markets, International SmallCap, LargeCap Stock Index, MidCap, SmallCap and Utilities
Sub-Advisor: Invista Capital Management, LLC ("Invista"). Invista, an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life Insurance Company. Assets under management as of December 31, 1999 were approximately $35.3 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Accounts: Aggressive Growth and Asset Allocation
Sub-Advisor:  Morgan Stanley Asset Management Inc.  ("Morgan  Stanley").  Morgan
     Stanley, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 1999, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $184.9 billion as named fiduciary or fiduciary adviser. On December 1, 1998 Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Account: LargeCap Growth
Sub-Advisor: Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver CO
     80206-4928, was formed in 1969. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 82% of the outstanding voting stock of Janus, indirectly through its subsidiary Stillwell Financial Inc., most of which it acquired in 1984. KCSI has announced its intention to spin-off its financial services subsidiaries, which it expects to complete in the first half of 2000. As of January 31, 2000, Janus managed or administered over $256 billion in assets.

Account: LargeCap Growth Equity
Sub-Advisor:  Duncan-Hurst  was founded in 1990.  Its address is 4365  Executive
     Drive, Suite 1520, San Diego CA 92121. As of December 31, 1999, Duncan-Hurst managed assets of approximately $5.9 billion for institutional and individual investors.

Account: MicroCap
Sub-Advisor:  Goldman Sachs Assets Management ("GSAM"), 32 Old Slip, 17th Floor,
     New York, NY 10005. As of September 1, 1999, the Investment Division ("IMD") was established as a new operating division of Goldman, Sachs & Co. ("Goldman Sachs"). This newly created entity includes GSAM. GSAM provides a wide range of discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed-income portfolios, commodity and currency products and money market accounts. As of December 31, 1999, GSAM, along with other units of IMD, had assets under management of $258.5 billion.

Account: MidCap Growth
Sub-Advisor: The Dreyfus  Corporation  ("Dreyfus"),  located at 200 Park Avenue,
     New York, New York 10166, was formed in 1947. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of December 31, 1999, The Dreyfus Corporation managed or administered approximately $119.6 billion in assets for approximately 1.7 million investor accounts nationwide.

Account: MidCap Growth Equity
Sub-Advisor:  Turner was founded in 1990.  Its address is 1235  Westlake  Drive,
     Suite 350, Berwyn PA 19312. As of December 31, 1999, Turner had discretionary management authority with respect to approximately $5.7 billion in assets.

Account: MidCap Value
Sub-Advisor: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman LLC. Neuberger Berman is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $54 billion in total assets (as of December 31, 1999) and continue an asset management history that began in 1939.

Account: SmallCap Growth
Sub-Advisor:   Berger  LLC  ("Berger").   Berger's  address  is  210  University
     Boulevard, Suite 900, Denver, CO 80206. It serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger is a wholly-owned subsidiary of Berger Associates, Inc. which is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. Assets under management for Berger as of December 31, 1999 were approximately $7.1 billion.

Account: SmallCap Value
Sub-Advisor: J.P. Morgan Investment Management, Inc. ("J.P. Morgan Investment").
     J.P. Morgan Investment, with principal offices at 522 Fifth Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") a bank holding company. J.P. Morgan, through J.P. Morgan Investment and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients. As of December 31, 1999, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $349 billion.

Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or a Sub-Advisor is named below, together with the capacities in which such person is affiliated:

                                                     Office Held With                                Office Held With
              Name                                       The Fund                                  The Manager/Invista
                                                                                            >
     John E. Aschenbrenner                Director                                      Director (Manager)
     Craig Bassett                        Treasurer                                     Treasurer (Manager)
     Ronald L. Danilson                   Executive Vice President                      Executive Vice President
     Ralph C. Eucher                      Director and                                  Director and President
                                            President                                     (Manager)
     Arthur S. Filean                     Senior Vice President and Secretary           Senior Vice President (Manager)
     Ernest H. Gillum                     Vice President and                            Vice President - Product
                                          Assistant Secretary                           Development (Manager)
     J. Barry Griswell                    Director and Chairman                         Director and Chairman of
                                          of the Board                                  the Board (Manager)
     Layne A. Rasmussen                   Controller                                    Controller - Mutual Funds (Manager)
     Michael D. Roughton                  Counsel                                       Counsel (Manager; Invista)
     Jean B. Schustek                     Assistant Vice President and                  Assistant Vice President (Manager)
                                          Assistant Secretary
     Kirk L. Tibbetts                     Senior Vice President and                     Senior Vice President and
                                            Chief Financial Officer                       Chief Financial Officer

COST OF MANAGER'S SERVICES

For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                                                         Net Asset Value of Account

                                                 First             Next             Next              Next
            Account                          $250 million      $250 million     $250 million      $250 million       Thereafter

Blue Chip, Capital Value and Growth               0.60%             0.55%            0.50%             0.45%            0.40%
International                                     0.85              0.80             0.75              0.70             0.65
International Emerging Markets                    --                --               --                --               --
LargeCap Growth                                   1.10              1.05             1.00              0.95             0.90
MidCap Value                                      1.05              1.00             0.95              0.90             0.85

                                              Overall Fee

LargeCap Growth Equity                            --
LargeCap Stock Index                              0.35%
MidCap Growth Equity                              --

                                                 First             Next             Next              Next             Over
            Account                          $100 million      $100 million     $100 million      $100 million     $400 million

Aggressive Growth and Asset Allocation            0.80%             0.75%            0.70%             0.65%            0.60%
Balanced, High Yield and Utilities                0.60              0.55             0.50              0.45             0.40
International SmallCap                            1.20              1.15             1.10              1.05             1.00
MicroCap and SmallCap Growth                      1.00              0.95             0.90              0.85             0.80
MidCap                                            0.65              0.60             0.55              0.50             0.45
MidCap Growth and Real Estate                     0.90              0.85             0.80              0.75             0.70
Small Cap                                         0.85              0.80             0.75              0.70             0.65
Small Cap Value                                   1.10              1.05             1.00              0.95             0.90
All Other                                         0.50              0.45             0.40              0.35             0.30

                                                             Management Fee
                                Net Assets as of             For Year Ended
       Account                  December 31, 1999           December 31, 1999

Aggressive Growth                  $379,062,318                   0.75%
Asset Allocation                     89,710,561                   0.80
Balanced                            209,747,312                   0.57
Blue Chip                             6,453,467                   0.60
Bond                                125,066,660                   0.49
Capital Value                       367,926,766                   0.43
Government Securities               137,787,470                   0.49
Growth                              345,881,593                   0.45
High Yield                           13,677,725                   0.60
International                       197,235,476                   0.73
International SmallCap               40,039,774                   1.20
LargeCap Growth                       7,044,631                   1.10
MicroCap                              6,417,668                   1.00
MidCap                              262,349,825                   0.61
MidCap Growth                        14,264,295                   0.90
MidCap Value                          5,755,642                   1.05
Money Market                        120,923,710                   0.50
Real Estate                          10,560,284                   0.90
SmallCap                             26,109,643                   0.85
SmallCap Growth                      39,675,181                   1.00
SmallCap Value                       11,080,457                   1.10
Stock Index 500                      46,088,322                   0.35
Utilities                            30,684,146                   0.60

Under a Sub-Advisory Agreement between Invista and the Manager, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Balanced, Blue Chip, Capital Value, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Stock Index, MidCap, SmallCap and Utilities Accounts. The Manager compensates Invista for its sub-advisory services as provided in the Sub-Advisory Agreement. The Manager may periodically reallocate management fees between itself and Invista.

Under a Sub-Advisory Agreement between Morgan Stanley and the Manager, Morgan Stanley performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Aggressive Growth and Asset Allocation Accounts. The Manager pays Morgan Stanley a fee that is accrued daily and payable monthly. The fee is based on the net asset value of each Account as follows: first $40 million of net assets - the fee is 0.45%; next $160 million - 0.30%; next $100 million - 0.25%; and net assets over $300 million - 0.20%.

Under a Sub-Advisory Agreement between Berger and the Manager, Berger performs all the investment advisory responsibilities of the Manager under the Management Agreement for the SmallCap Growth Account. The Manager pays Berger a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $100 million of net assets - the fee is 0.50%; next $200 million - 0.45%; and net assets over $300 million - 0.40%.

Under a Sub-Advisory Agreement between Dreyfus and the Manager, Dreyfus performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MidCap Growth Account. The Manager pays Dreyfus a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $50 million of net assets - the fee is 0.40%; and net assets over $50 million - 0.35%.

Under a Sub-Advisory Agreement between Duncan-Hurst and the Manager, Duncan-Hurst performs all the investment advisory responsibilities of the Manager under the Management Agreement for the LargeCap Growth Equity Account. The Manager pays Duncan-Hurst a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows:
------------------------------------------------

Under a Sub-Advisory Agreement between Goldman and the Manager, Goldman performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MicroCap Account. The Manager pays Goldman a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $50 million of net assets - the fee is 0.50%; next $150 million - 0.45%; and net assets over $200 million - 0.40%.

Under a Sub-Advisory Agreement between Janus and the Manager, Janus performs all the investment advisory responsibilities of the Manager under the Management Agreement for the LargeCap Growth Account. The Manager pays Janus a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $100 million of net assets - the fee is 0.55%; next $400 million - 0.50%; and net assets over $500 million - 0.45%.

Under a Sub-Advisory Agreement between J.P. Morgan Investment and the Manager, J.P. Morgan Investment performs all the investment advisory responsibilities of the Manager under the Management Agreement for the SmallCap Value Account. The Manager pays J.P. Morgan Investment a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $50 million of net assets - the fee is 0.60%; next $250 million - 0.55%; and net assets over $300 million - 0.50%.

Under a Sub-Advisory Agreement between Neuberger Berman and the Manager, Neuberger Berman performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MidCap Value Account. The Manager pays Neuberger Berman a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $100 million of net assets - the fee is 0.50%; next $150 million - 0.475%; next $250 million - 0.450%; next $250 million - 0.425%; and net assets over $750 million - 0.400%.

Under a Sub-Advisory Agreement between Turner and the Manager, Turner performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MidCap Growth Equity Account. The Manager pays Turner a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows:________________________________________________

Except for certain Fund expenses set out below, the Manager is responsible for expenses, administrative duties and services including the following: expenses incurred in connection with the registration of the Fund and Fund shares with the Securities and Exchange Commission; office space, facilities and costs of keeping the books of the Fund; compensation of personnel and officers and any directors who are also affiliated with the Manager; fees for auditors and legal counsel; preparing and printing Fund prospectuses; administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders, and redemption. However, some or all of these expenses may be assumed by Principal Life Insurance Company and some or all of the administrative duties and services may be delegated by the Manager to Principal Life Insurance Company or affiliate thereof.

Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state or federal taxes, fees and expenses of all directors of the Fund who are not persons affiliated with the Manager, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.

Fees paid for investment management services during the periods indicated were as follows:

                  Management Fees For Years Ended December 31,

                                       1999                  1998                  1997
         Aggressive Growth          $2,148,624            $1,436,590             $907,800
         Asset Allocation              688,699               650,963              566,727
         Balanced                    1,218,845               958,526              665,902
         Blue Chip                      24,000
         Bond                          619,181               488,898              358,818
         Capital Value               1,708,021             1,480,275            1,124,855
         Government Securities         692,022               576,926              426,977
         Growth                      1,366,818               989,512              650,659
         High Yield                     84,208                87,806               87,845
         International               1,225,255             1,045,627              768,332
         International SmallCap        250,499                94,388
         LargeCap Growth                43,238*
         LargeCap Stock Index           61,479*
         MicroCap                       59,482*               36,591
         MidCap                      1,522,214             1,504,567            1,145,372
         MidCap Growth                  95,048*               36,858
         MidCap Value                   37,469*
         Money Market                  440,147               306,233              224,424
         Real Estate                    99,831                64,493
         SmallCap                      149,481                60,975
         SmallCap Growth               153,958*               42,319
         SmallCap Value                 94,464*               42,234
         Utilities                     150,219                56,185

         * before waiver

The Management Fees shown above include the fee paid to the Account's Sub-Advisor, if any. Fees paid to each Sub-Advisor for the most recent and immediately preceding fiscal periods were as follows:

                                              Sub-Advisor Fees For Years Ended December 31,

                                                   1999                  1998                  1997
         Aggressive Growth                        $865,212              $534,127             $403,710
         Asset Allocation                          289,465               375,391              272,596
         Balanced                                  317,009               154,678               65,013
         Blue Chip                                   2,581
         Bond                                      156,996
         Capital Value                             300,404               189,590              138,908
         Government Securities                      85,485                30,334               23,421
         Growth                                    228,539               111,780               84,191
         High Yield                                 48,910
         International                             163,906                68,263               91,476
         International SmallCap                     98,129                21,431
         LargeCap Growth                            21,715
         LargeCap Stock Index                        8,861
         MicroCap                                   29,765                18,365
         MidCap                                    186,260               134,225              112,374
         MidCap Growth                              42,338                16,479
         MidCap Value                               17,849
         Money Market                               43,383
         Real Estate                                55,330
         SmallCap                                   64,460                16,533
         SmallCap Growth                            77,425                21,273
         SmallCap Value                             51,599                23,146
         Utilities                                  26,410                 7,405

For the period ended December 31, 1999, the Manager waived a portion of its fee as follows:

   LargeCap Growth           $   2,452             MidCap Value        $ 2,400
   LargeCap Stock Index         15,995             SmallCap Growth       3,049
   MicroCap                     13,239             SmallCap Value        23,900
   MidCap Growth                14,359

The Manager intends to continue the waivers and, if necessary, pay expenses normally payable by the Accounts through December 31, 2000 in an amount that will maintain total operating expenses as follows:

 International Emerging Markets    _____       MidCap Growth            0.96%
 LargeCap Growth                   1.20%       MidCap Growth Equity     _____
 LargeCap Growth Equity            _____       MidCap Value             1.20%
 LargeCap Stock Index              0.40%       SmallCap Growth          1.06%
 MicroCap                          1.06%       SmallCap Value           1.16%

The Management Agreement and Investment Service Agreement under which Principal Capital Management, a subsidiary of Principal Life Insurance Company, has agreed to furnish certain personnel, services and facilities required by the Manager to enable it to fulfill its responsibilities for the Accounts were last approved by the Fund's Board of Directors on September 13, 1999. The Management Agreement was last approved by shareholders on November 2, 1999. The Sub-Advisory Agreements between the Manager and Berger, the Manager and Dreyfus, the Manager and Goldman, the Manager and Janus, the Manager and J.P. Morgan Investment, the Manager and Morgan Stanley, and the Manager and Neuberger Berman were also approved by the Fund's Board of Directors on September 13, 1999. The Sub-Advisory Agreements between the Manager and Duncan-Hurst, the Manager and Invista and the Manager and Turner were approved by the Fund's Board of Directors on _______________.

Each of these agreements provides for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of an Account of the Fund. In either event continuation shall be approved by vote of a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Manager, Principal Life Insurance Company or its subsidiaries, the Fund and
      1) in the case of the  Sub-Advisory  Agreement for each of the Balanced,
         Blue   Chip,   Capital   Value,   Government   Securities,    Growth,
         International,    International   Emerging   Markets,   International
         SmallCap, LargeCap Stock Index, MidCap, SmallCap and Utilities Accounts, Invista;
      2) in the case of the Sub-Advisory Agreement for each of the Aggressive Growth and Asset Allocation Accounts, Morgan Stanley;
      3) for the Sub-Advisory Agreement for the LargeCap Growth Account, Janus;
      4) for the Sub-Advisory Agreement for the MicroCap Account, Goldman;
      5) for the Sub-Advisory Agreement for the MidCap Growth Account, Dreyfus;
      6) for the Sub-Advisory Agreement for the MidCap Value Account, Neuberger Berman;
      7) for the Sub-Advisory Agreement for the SmallCap Growth Account, Berger;
      8) for the Sub-Advisory Agreement for the SmallCap Value Account, J.P. Morgan Investment;
      9) for the Sub-Advisory Agreement for the LargeCap Growth Equity Account, Duncan-Hurst; and
     10) for the Sub-Adivsory Agreement for the MidCap Equity Account, Turner.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors of the Fund or by a vote of a majority of the outstanding securities of the applicable Account and by the Manager, Berger, Dreyfus, Duncan-Hurst, Goldman, Invista, J.P. Morgan Investment, Janus, Morgan Stanley, Neuberger Berman, Principal Life Insurance Company or Turner, as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will automatically terminate in the event of their assignment.

BROKERAGE ON PURCHASES AND SALES OF SECURITIES

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Account, the objective of the Accounts' Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager, or Sub-Advisor, considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager, or Sub-Advisor, will pay a broker commissions that are in excess of the amount of commission another broker might have charged for executing the same transaction when the Manager, or Sub-Advisor, believes that such commissions are reasonable in light of (a) the size and difficulty of transactions (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager, or Sub-Advisor, exercises investment discretion. The Manager, or Sub-Advisor, may purchase securities in the over-the-counter market, utilizing the services of principal market matters, unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange from non-Exchange members in transactions off the Exchange.) The Manager, or Sub-Advisor, may give consideration in the allocation of business to services performed by a broker (e.g. the furnishing of statistical data and research generally consisting of information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager, or Sub-Advisor, may also pay additional commission amounts for research services but generally does not do so. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and the Manager, or Sub-Advisor, may use it in servicing some or all of the accounts it manages. Some statistical data and research information may not be useful to the Manager, or Sub-Advisor, in managing the client account that generated the brokerage which resulted in the Manager's, or Sub-Advisor's, receipt of the statistical data and research information. However, in the Manager's, or Sub-Advisor's, opinion, the value thereof is not determinable and it is not expected that the Manager's, or Sub-Advisor's, expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Manager's, or Sub-Advisor's, own research efforts. The Manager, or Sub-Advisor, of certain accounts allocated portfolio transactions to certain brokers during the fiscal year ended December 31, 1999 due to research services provided by such brokers. These portfolio transactions resulted in commissions paid as follows:

                                                 Amount Paid for
                               Account           Research Services
                      Aggressive Growth                $36,363
                      Asset Allocation                   1,923
                      Balanced                          22,617
                      Capital Value                      7,570
                      Growth                            89,872
                      International SmallCap               538
                      International                     43,263
                      LargeCap Growth                      462
                      MidCap Growth                      2,555
                      MicroCap                           1,756
                      MidCap                            72,499
                      SmallCap Growth                    3,500
                      Utilities                          1,140

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a Sub-Advisor also may allocate orders on behalf of an Account to broker-dealers affiliated with the Sub-Advisor. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Board of Directors of the Fund will receive quarterly reports on these transactions.

Purchases and sales of debt securities and money market instruments usually will be principal transactions; portfolio securities will normally be purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Account paying no brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.

The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Account went to broker-dealers that provided research, statistical or other factual information.

                                                                    Total Brokerage Commissions Paid
                                                                     Fiscal Year Ended December 31,


                  Account                               1999                      1998                      1997
          Aggressive Growth                            $383,741                  $606,022                  $418,468
          Asset Allocation                               82,189                   214,204                   164,992
          Balanced                                       72,544                    80,504                    58,053
          Blue Chip                                       7,147
          Capital Value                                 386,580                   237,630                   135,417
          Growth                                        351,610                   101,607                    33,836
          International                                 582,113                   303,293                   230,351
          International SmallCap                        286,006                    52,240
          LargeCap Growth                                 5,446
          LargeCap Stock Index                           20,618
          MicroCap                                       28,837                    21,437
          MidCap                                        348,022                   137,283                    54,019
          MidCap Growth                                  18,685                    12,242
          MidCap Value                                   19,510
          Real Estate                                    51,993                    24,283
          SmallCap                                       48,350                    33,400
          SmallCap Growth                                15,710                     8,899
          SmallCap Value                                 13,044                     8,292
          Utilities                                      27,922                    23,668

Brokerage commissions paid to affiliates during the periods indicated were as follows:

                                                         Commissions Paid to Goldman Sachs

                                                      Total Dollar            As Percent of           As Percent of Dollar Amount
           Account                    Year               Amount             Total Commissions       of Commissionable Transactions
       Aggressive Growth              1999               $21,137                 5.51%                         5.17%
                                      1998                30,744                 5.07                          4.97
       Asset Allocation               1999                 2,759                 3.36                          3.41
                                      1998                11,868                 5.54                          4.62
       Balanced                       1999                 2,110                 2.91                          1.44
                                      1998                 3,630                 4.51                          1.72
       Blue Chip                      1999                    10                 0.14                          0.30
       Capital Value                  1999                42,634                11.03                          8.40
       Growth                         1999                 8,500                 2.42                          2.80
                                      1998                 4,620                 4.55                          5.03
       International                  1999                30,962                 5.32                          4.69
                                      1998                25,436                 8.39                         14.38
       International SmallCap         1999                20,328                 7.11                          7.41
                                      1998                 1,424                 2.73                          3.32
       LargeCap Growth                1999                   299                 5.49                          3.60
       MicroCap                       1999                 1,813                 6.29                          6.05
                                      1998                 2,737                12.77                         17.07
       MidCap                         1999                 8,258                 2.37                          1.74
                                      1998                   640                 0.47                          0.59
       MidCap Growth                  1999                   401                 2.15                          1.36
                                      1998                 3,853                31.47                         36.02
       MidCap Value                   1999                   145                 0.74                          1.16
       Real Estate                    1999                   895                 1.72                          1.92
       SmallCap                       1999                   990                 2.05                          3.06
                                      1998                   300                 0.90                          1.44
       SmallCap Growth                1999                   120                 0.76                          1.78
                                      1998                   325                 3.65                          5.03
       SmallCap Value                 1999                   771                 5.91                          3.53
       Utilities                      1999                 1,345                 4.82                          3.38


                                                    Commissions Paid to J. P. Morgan Securities


                                                      Total Dollar            As Percent of           As Percent of Dollar Amount
           Account                    Year               Amount             Total Commissions       of Commissionable Transactions

       Aggressive Growth              1999               $15,755                 4.11%                         3.78%
                                      1998                34,133                 5.63                          6.32
       Asset Allocation               1999                 1,551                 1.89                          1.65
                                      1998                10,678                 4.98                          5.47
       Balanced                       1999                11,821                16.29                         18.28
                                      1998                 1,330                 1.65                          2.41
       Blue Chip                      1999                 4,845                67.79                         70.20
       Capital Value                  1999                11,210                 2.90                          3.77
                                      1998                 4,375                 1.84                          1.95
       Growth                         1999                15,652                 4.45                          4.88
                                      1998                 3,496                 3.44                          2.41
       International                  1999                12,629                 2.17                          2.17
                                      1998                 1,261                 0.42                          0.73
       International SmallCap         1999                   478                 0.17                          0.19
       LargeCap Growth                1999                   127                 2.33                          1.15
       MicroCap                       1999                   785                 2.72                          1.69
                                      1998                   827                 3.86                          2.29
       MidCap                         1999                11,203                 3.22                          3.17
                                      1998                 1,040                 0.76                          0.62
       MidCap Growth                  1999                   264                 1.41                          0.85
                                      1998                    78                 0.64                          0.31
       MidCap Value                   1999                    22                 0.11                          0.12
       Real Estate                    1999                 6,400                12.31                         11.93
                                      1998                 2,355                 9.70                          8.86
       SmallCap                       1999                 2,055                 4.25                          5.29
                                      1998                   120                 0.36                          0.91
       SmallCap Growth                1999                   420                 2.67                          3.39
       Utilities                      1999                 1,290                 4.62                          5.23

                                                            Commissions Paid to Morgan Stanley and Co.


                                                      Total Dollar            As Percent of           As Percent of Dollar Amount
           Account                    Year               Amount             Total Commissions       of Commissionable Transactions
       Aggressive Growth              1999               $41,604                10.84%                        12.29%
       Asset Allocation               1999                11,734                14.28                         18.67
                                      1998                   751                 0.35                          0.27
                                      1997                 2,974                 1.80                          1.29
       Balanced                       1999                 3,890                 5.36                          5.21
                                      1998                 3,155                 3.92                          2.11
                                      1996                 1,300                 2.80                          1.82
       Blue Chip                      1999                   155                 2.17                          2.40
       Capital Value                  1999                 8,075                 2.09                          2.81
                                      1998                 4,620                 1.94                          1.77
                                      1997                 7,155                 5.28                          6.12
                                      1996                 3,650                 1.99                          1.48
       Growth                         1999                16,129                 4.59                          3.43
                                      1998                 6,598                 6.49                          5.30
                                      1997                 1,250                 3.69                          3.83
       International                  1999                51,822                 8.90                          9.14
                                      1998                25,872                 8.53                          8.46
                                      1997                10,411                 4.37                          4.20
                                      1996                 3,176                 2.02                          1.78
       International SmallCap         1999                17,293                 6.05                          7.44
                                      1998                 5,697                10.91                         15.49
       Large Cap Growth               1999                   276                 5.07                          2.43
       LargeCap Stock Index           1999                    23                 0.11                          1.41
       MicroCap                       1999                   800                 2.77                          3.10
                                      1998                    30                 0.14                          0.14
       MidCap                         1999                17,020                 4.89                          4.21
                                      1998                 2,248                 1.64                          2.19
                                      1997                 2,250                 4.17                          2.54
       MidCap Growth                  1999                 2,067                11.06                         12.50
                                      1998                   210                 1.72                          1.15
       MidCap Value                   1999                   185                 0.95                          1.25
       Real Estate                    1999                 1,945                 3.74                          3.68
                                      1998                 4,600                18.94                         15.04
       SmallCap                       1999                   385                 0.80                          1.32
                                      1998                   220                 0.66                          0.86
       SmallCap Growth                1999                   162                 1.03                          1.33
       SmallCap Value                 1999                   535                 4.10                          3.47
                                      1998                   158                 1.90                          0.75
       Utilities                      1999                   500                 1.79                          1.61

                                                                  Commissions Paid to Neuberger Berman


                                                      Total Dollar            As Percent of           As Percent of Dollar Amount
           Account                    Year               Amount             Total Commissions       of Commissionable Transactions
       Aggressive Growth              1999                $1,040                 0.27%                         0.28%
       Asset Allocation               1999                   116                 0.14                          0.15
       MicroCap                       1999                    83                 0.29                          0.50
       MidCap Value                   1999                12,220                62.63                         64.65

Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., acts as sub-advisor for an account of Principal Variable Contracts Fund, Inc. J.P. Morgan Investment Management Inc., an affiliate of J.P. Morgan Securities, acts as a sub-advisor of an account of Principal Variable Contracts Fund, Inc. In addition, Neuberger Berman Management, Inc., an affiliate of Neuberger Berman LLC, acts as a sub-advisor of an account of Principal Variable Contracts Fund, Inc.

Morgan Stanley and Co. is affiliated with Morgan Stanley Asset Management, which acts as sub-advisor to two accounts of the Principal Variable Contracts Fund and one fund included in the Fund Complex. On December 1, 1998 Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management, Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

The Manager acts as investment advisor for each of the funds sponsored by Principal Life Insurance Company and places orders to trade portfolio securities for the funds and the Bond, High Yield, Money Market and Real Estate Accounts. Orders to trade portfolio securities for the other Accounts are placed by the sub-advisor for the specific Account. If, in carrying out the investment objectives of the Accounts, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Accounts or Funds at the same time (or, in the case of Accounts managed by Invista, for two or more Funds and any other accounts managed by Invista), the Manager or Invista may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis. The Manager (or, in the case of Accounts managed by Invista, Invista) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasion, the Manager (or, in the case of Accounts managed by Invista, Invista) will employ a computer program to randomly order the Accounts whose individual orders for purchase or sale make up each aggregate or "bunched" order. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" orders shall be allocated to the various Accounts (or, in the case of Invista, the various Accounts or Funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Account's or Fund's (or, in the case of Invista, each Account's or Fund's or other client account's) order, in the sequence arrived at by the random ordering. Securities purchased for funds (or, in the case of Invista, Accounts, Funds and other clients accounts) participating in an aggregate or "bunched" order are placed into those Accounts and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the Accounts or Funds at the same time, the securities are purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Account or Fund. If the purchase or sale of securities consistent with the investment objectives of the Accounts or one or more of the other clients for which Berger, Dreyfus, Goldman, J.P. Morgan Investment, Janus or Neuberger Berman acts as investment sub-advisor or advisor is to be made at the same time, the securities are purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Account or client.

The following describes the allocation process utilized by the Sub-Advisor for the Aggressive Growth and Asset Allocation Accounts:

Transactions for each portfolio account advised by Morgan Stanley generally are completed independently. Morgan Stanley, however, may purchase or sell the same securities or instruments for a number of portfolio accounts, including portfolios of its affiliates, simultaneously. These accounts will include pooled vehicles, including partnerships and investment companies for which Morgan Stanley and related persons of Morgan Stanley act as investment manager and administrator, and in which Morgan Stanley, its officers, employees and its related  persons  have a  financial  interest,  and  accounts  of pension  plans covering employees of Morgan Stanley and its affiliates ("Proprietary Accounts"). When possible, orders for the same security are combined or "batched" to facilitate test execution and to reduce brokerage commissions or other costs. Morgan Stanley effects batched transactions in a manner designed to ensure that no participating portfolio, including any Proprietary Account, is favored over any other portfolio. Specifically, each portfolio (including the Aggressive Growth and Asset Allocation Accounts) that participates in a batched transaction will participate at the average share price for all of Morgan Stanley's transactions in that security on that business day, with respect to that batched order. Securities purchased or sold in a batched transaction are allocated pro-rata, when possible, to the participating portfolio accounts in proportion to the size of the order placed for each account. Morgan Stanley may, however, increase or decrease the amount of securities allocated to each account if necessary to avoid holding odd-lot or small numbers of shares for particular portfolios. Additionally, if Morgan Stanley is unable to fully execute a batched transaction and Morgan Stanley determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro-rata basis, Morgan Stanley may allocate such securities in a manner determined in good faith to be a fair allocation.

The following describes the allocation process utilized by the Sub-Advisor for the LargeCap Growth Equity Account:

Where Duncan-Hurst buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single "block" in order to facilitate orderly and efficient execution. Whenever Duncan-Hurst does so, each account on whose behalf an order was placed will receive the average price and will bear a proportionate share of all transaction costs, based on the size of that account's order. Clients receiving such concurrent treatment may include investment limited partnerships of which Duncan-Hurst is a general partner and accounts as to which Duncan-Hurst may receive performance-based fees. In some cases, they may also include affiliates of Duncan-Hurst.

The following describes the allocation process utilized by the Sub-Advisor for the MidCap Growth Equity Account:

Turner has developed an allocation system for limited opportunities: block orders that cannot be filled in one day and IPOs. Allocation of all partially filled trades will be done pro-rata, unless the small size would cause excessive ticket charges. In that case, allocation will begin with the next account on the rotational account listing. Any directed brokerage arrangement will result in the inability of Turner to, in all cases, include trades for that particular client in block orders if the block transaction is executed through a broker other than the one that has been directed. The benefits of that kind of transaction, a sharing of reduced cost and possible more attractive prices, will not extend to the directed client. Allocations exceptions may be made if documented and approved timely by the firm's compliance officer. Turner's proprietary accounts may trade in the same block with client accounts, if it is determined to be advantageous to the client to do so.

DETERMINATION OF NET ASSET VALUE OF ACCOUNT SHARES

Growth-Oriented and Income-Oriented Accounts

The net asset values of the shares of each of the Growth-Oriented and Income-Oriented Accounts are determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of an Account's portfolio securities do not materially affect the current net asset value of that Account's redeemable securities, on days during which an Account receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The Accounts treat as customary national business holidays those days on which the New York Stock Exchange is closed for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share for each Account is determined by dividing the value of securities in the Account's investment portfolio plus all other assets, less all liabilities, by the number of Account shares outstanding. Securities for which market quotations are readily available, including options and futures traded on an exchange, are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks, foreign securities and over-the-counter options, the investments are valued by using market quotations considered reliable, prices provided by market makers, that may include dealers with which the Account has executed transactions, or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost. Other assets are valued at fair value as determined in good faith by the Board of Directors.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Account invests in foreign securities listed on foreign exchanges that trade on days on which the Account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, the Account's net asset value could be significantly affected on days when shareholders have no access to the Account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. It is the policy of International Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor, is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may from time to time be necessary.

Money Market Account

The net asset value of shares of the Money Market Account is determined at the same time and on the same days as each of the Growth-Oriented Accounts and Income-Oriented Accounts as described above. The net asset value per share for the Account is computed by dividing the total value of the Account's securities and other assets, less liabilities, by the number of Account shares outstanding.

All securities held by the Money Market Account are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Account assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security. Use of the amortized cost valuation method by the Money Market Account requires the Account to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Account can invest only in "Eligible Securities" as that term is defined in Regulations issued under the Investment Company Act of 1940 (see the Fund's Prospectus for a more complete description) determined by the Board of Directors to present minimal credit risks.

The Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the Account's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities thereof upon certain changes in the Treasury Bill auction interest rate for the purpose of identifying possible deviations in the net asset value per share calculated by using available market quotations or equivalents from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as appropriate, including: the sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Account may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such value at $1.00 per share.

PERFORMANCE CALCULATION

Each of the Accounts may from time to time advertise its performance in terms of total return. The figures used for total return and yield are based on the historical performance of an Account, or its corresponding, predecessor mutual fund, show the performance of a hypothetical investment and are not intended to indicate future performance. Total return and yield will vary from time to time depending upon market conditions, the composition of an Account's portfolio and operating expenses. These factors and possible differences in the methods used in calculating performance figures should be considered when comparing an Account's performance to the performance of some other kind of investment. The calculations of total return and yield for the Accounts do not include the fees and charges of the separate accounts that invest in the Accounts and, therefore, do not reflect the investment performance of those separate accounts.

Each Account may also include in its advertisements performance rankings and other performance-related information published by independent statistical services or publishers, such as Lipper Analytical Services, Weisenberger Investment Companies Services, Money Magazine, Forbes, The Wall Street Journal, Barron's and Changing Times, and comparisons of the performance of an Account to that of various market indices, such as the S&P 500 Index, Lehman Brothers GNMA Index, Dow Jones Industrials Index, and the Salomon Brothers Investment Grade Bond Index.

Total Return

When advertising total return figures, each of the Growth-Oriented Accounts and Income-Oriented Accounts will include its average annual total return for each of the one, five and ten year periods (or if shorter, the period during which its corresponding predecessor fund's registration statement has been in effect) that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, an Account may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) by the initial investment.

The following table shows as of December 31, 1999 average annual total return for each of the Accounts for the periods indicated:

              Account           1-Year         5-Year          10-Year

     Aggressive Growth          39.50%         32.01%           28.82%(1)
     Asset Allocation           19.49%         16.01%           14.32%(1)
     Balanced                    2.40%         13.75%           11.38%
     Blue Chip                   1.15%(2)
     Bond                       -2.59%          7.73%            7.77%
     Capital Value              -4.29%         17.88%           12.94%
     Government Securities      -0.29%          7.96%            7.75%
     Growth                     16.44%         20.45%           18.94%(3)
     High Yield                  1.76%          8.03%            8.39%
     International              25.93%         17.29%           14.41%(3)
     International SmallCap     93.81%         39.24%(4)
     LargeCap Growth            32.47%(2)
     LargeCap Stock Index        8.93%(2)
     MicroCap                   -1.07%        -12.05%(4)
     MidCap                     13.04%         17.59%           15.35%
     MidCap Growth              10.67%          4.09%(4)
     MidCap Value               10.24%(2)
     Real Estate                -4.48%         -6.58%(4)
     SmallCap                   43.58%          8.24%(4)
     SmallCap Growth            95.69%         52.17%(4)
     SmallCap Value             21.45%          1.88%(4)
     Utilities                   2.29%         10.43%(4)

     (1)  Period beginning June 1, 1994 and ending December 31, 1999.
     (2)  Period beginning May 1, 1999 and ending December 31, 1999.
     (3)  Period beginning May 1, 1994 and ending December 31, 1999.
     (4)  Period beginning May 1, 1998 and ending December 31, 1999.

Yield

Money Market Account

The Money Market Account may advertise its yield and its effective yield.

Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of December 31, 1999, the Money Market Account's yield was 5.47%. Because realized capital gains or losses in an Account's portfolio are not included in the calculation, the Account's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, that includes net short-term realized gains or losses on the Account's portfolio.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of December 31, 1999, the Money Market Account's effective yield was 5.62%.

The yield quoted at any time for the Money Market Account represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Account's portfolio and the Account's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.

The yield for the Money Market Account fluctuates daily as the income earned on the investments of the Account fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Account is not insured. Investors comparing results of the Money Market Account with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Account.

TAX STATUS

It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies, it is exempt from federal income tax upon the amount so distributed to investors.

For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated at 60% long-term and 40% short-term. In addition, an Account must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. An Account may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased by the Account with respect to a portfolio security. Gains and losses on figures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that the Account has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

The 1986 Tax Reform Act imposes an excise tax on mutual funds that fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Fund intends to comply with the Act's requirements and to avoid this excise tax.

GENERAL INFORMATION AND HISTORY

On December 31, 1997, certain Funds sponsored by Principal Life Insurance Company were reorganized into Accounts of the Principal Variable Contracts Fund, Inc., a corporation incorporated in the State of Maryland. The new series adopted the assets and liabilities of the corresponding Fund. The old Fund names and the corresponding Account are shown below:

                    Fund                                Account

Principal Aggressive Growth Fund, Inc.           Aggressive Growth Account
Principal Asset Allocation Fund, Inc.            Asset Allocation Account
Principal Balanced Fund, Inc.                    Balanced Account
Principal Bond Fund, Inc.                        Bond Account
Principal Capital Accumulation Fund, Inc.        Capital Value Account
Principal Emerging Growth Fund, Inc.             MidCap Account
Principal Government Securities Fund, Inc.       Government Securities Account
Principal Growth Fund, Inc.                      Growth Account
Principal High Yield Fund, Inc.                  High Yield Account
Principal Money Market Fund, Inc.                Money Market Account
Principal World Fund, Inc.                       International Account

The Articles of Incorporation for the Principal Variable Contracts Fund, Inc. were amended on February 13, 1998 to reflect the addition of the following new
Accounts:

     International SmallCap Account             SmallCap Account
     MicroCap Account                           SmallCap Growth Account
     MidCap Growth Account                      SmallCap Value Account
     Real Estate Account                        Utilities Account

The Articles of Incorporation for the Principal Variable Contracts Fund, Inc. were amended on February 1, 1999 to reflect the addition of the following new
Accounts:

     Blue Chip Account                          MidCap Value Account
     LargeCap Growth Account                    Stock Index 500 Account

The Articles of Incorporation for the Principal Variable Contracts Fund, Inc. were amended on _____________, 2000 to reflect the addition of the new International Emerging Markets, LargeCap Growth Equity and MidCap Growth Equity Accounts and the name change of the LargeCap Stock Index Account from the Stock Index 500 Account.

FINANCIAL STATEMENTS

The financial statements for the Accounts for the fiscal period ended December 31, 1999 appearing in the Annual Report to Shareholders and the report thereon of Ernst and Young LLP, independent auditors, 801 Grand Avenue, Des Moines, Iowa 50309, appearing therein are incorporated by reference in this Statement of Additional Information. The Annual Report will be furnished, without charge, to investors who request copies of the Statement of Additional Information.

APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings

     Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default-- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     II. Nature of and provisions of the obligation;

     III.Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

     AAA:
          Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA:
          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A:
          Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB:
          Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     BB, B, CCC, CC:
          Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C:
          The rating "C" is reserved for income bonds on which no interest is being paid.

     D:
          Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

          Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     NR:
          Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

     A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

              A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

              A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

              A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

     B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     Standard & Poor's rates notes with a maturity of less than three years as follows:

     SP-1A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

     SP-2A    satisfactory capacity to pay principal and interest.

     SP-3A    speculative capacity to pay principal and interest.

                           PART C. OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

               (a) Amendment and Restatement of the Articles of Incorporation**

               (b)       By-laws*

               (c)       Specimen Share Certificate  N/A

               (d)  (1)  Management Agreement (filed 10/23/97)
                    (2)  First Amendment to Management Agreement (filed 2/12/98)
                    (3)  Investment Service Agreement (filed 10/23/97)
                    (4)  Sub-Advisory Agreement - Invista (filed 10/23/97)
                    (5)  First Amendment to Sub-Advisory Agrmt. (filed 2/12/98)
                    (6) Sub-Advisory Agreement - Morgan Stanley Asset Mgmt. (filed 10/23/97)
                    (7)  Sub-Advisory Agreement - Berger Assoc. (filed 4/13/98)
                    (8)  Sub-Advisory Agreement - Dreyfus Corp. (filed 4/13/98)
                    (9)  Sub-Advisory Agreement - Goldman Sachs (filed 4/13/98)
                    (10) Sub-Advisory Agreement - JP Morgan (filed 4/13/98)
                    (11) Sub-Adv. Agreement - Neuberger Berman (filed 4/21/99)
                    (12) Sub-Advisory Agreement - Janus Capital (filed 4/21/99)

               (e)       Distribution Agreement**

               (f)       N/A

               (g)       Custodian Agreement

                    (1)  Domestic Custody Agreement (filed 10/23/97)
                    (2)  Global Custody Agreement (filed 10/23/97)

               (h) Agreement and Plan of Reorganization and Liquidation (filed 10/23/97)

               (i)       Legal Opinion**

               (j)       Consent of Independent Auditors**

               (k)       Financial Statements included in this Registration
                         Statement:

                    (1)  Part A:
                         None
                    (2)  Part B:
                         None
                    (3) Annual Report to Shareholders filed under Rule N-30D-1 on February 28, 2000**

               (m)       Rule 12b-1 Plan    N/A

               (n)       Financial Data Schedule**

               (o)       Rule 18f-3 Plan   N/A

               (p)       Code of Ethics

                    (1)  PMC Code of Ethics        (filed April, 2000)
                    (2)  Invista Code of Ethics    (filed April, 2000)
                    (3)  Dreyfus Code of Ethics    (filed April, 2000)
                    (4)  Goldman Code of Ethics    (filed April, 2000)
                    (5)  JP Morgan Code of Ethics  (filed April, 2000)
                    (6)  Janus Code of Ethics      (filed April, 2000)
                    (7)  MSDW Code of Ethics       (filed April, 2000)
                    (8)  Neuberger Berman Code of Ethics (filed April, 2000)
                    (9)  Berger Code of Ethics     (filed April, 2000)

*    Filed herein.
**   To be filed by amendment.
***  Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          e. Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          f. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          g. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          h. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          i. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          j. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          k. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               fund company.

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   BT Financial Group Pty Ltd. an Australia holding company.

          Subsidiary  wholly-owned by BT Financial Group Pty Ltd:

          a. BT Investments (Australia) Limited a Delaware holding company.

          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a.   BT  Australia   (Holdings)   Ltd  an  Australia   commercial  and
               investment banking and asset management company.

          Subsidiary wholly-owned by BT  Australia   (Holdings)   Ltd:

          a. BT Australia Limited an Australia company engaged in asset management and trustee/administrative activites.

          Subsidiaries wholly-owned by BT Financial Group Limited:

          a. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          b. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          c. BT Funds Management (International) Limited an Australia company who manages international funds (New Zealand, Singapore, Asia, North America and United Kingdom).

          d. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          e.   BT (Queensland) Pty Limited an Australia trustee company.

          f. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          g. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          h. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          i.   QV1 Pty Limited an Australia company.

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd an Australia custodian nominee for investment management activities.

          b. National Registry Services Pty Ltd. an Australia company that engages in registry services.

          c. National Registry Services (WA) Pty Limited an Australia company that engages in registry services.

          d. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          c. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          Subsidiary organized and wholly-owned by BT Funds Management Limited:

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          Subsidiary  organized and  wholly-owned  by BT Custodial  Services Pty
          Ltd:

          a. BT Hotel Group Pty Ltd an Australia corporation - an inactive shelf corporation to be wound up.

          b. BT Custodians Ltd an Australia manager and trustee of various unit trusts.

          c.   Dellarak Pty Ltd an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a. BT Portfolio Service (NZ) Limited a New Zealand company that provides third party administration and registry services.

          b. BT New Zealand Nominees Limited a New Zealand company who acts as a custodian for local assets.

          c.   BT Funds Management (NZ) Limited a New Zealand funds manager.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          b.   Principal Hotels Holdings Trust an Australia trust company.

          Subsidiary  organized and  wholly-owned  by Principal Hotels Holdings
          Trust:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          b.   Principal Hotels Australia Trust a trust company.

          Subsidiary  organized and  wholly-owned  by Principal Hotels Australia
          Trust:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

          b.   BT Hotel Trust an Australia trust.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.18% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.37% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.73% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 26.57% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on June 21, 2000.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 7.41% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal European Equity Fund, Inc. (a Maryland Corporation) 93.60% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.01% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 8.33% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 29.77% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal International Fund, Inc. (a Maryland Corporation) 24.21% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 14.56% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 17.23% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 31.94% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.39% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000

               Principal Pacific Basin Fund, Inc. (a Maryland Corporation) 94.23% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal  Partners   Aggressive  Growth  Fund,  Inc.(a  Maryland
               Corporation) 6.88% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000

               Principal   Partners   LargeCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 42.01% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 38.30% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 59.76% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 7.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.56% of shares outstanding of the International Emerging Markets Portfolio, 46.61% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.31% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on June 21, 2000.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on June 21, 2000: Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value Stock Index 500, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          b. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          c. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries  organized and  90% owned  by Principal Life Insurance
          Company:

          a. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          f. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          g. Principal Income Investors, LLC a Delaware limited liability company which provides investment and financial services.

          h. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          h. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          i. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a corporation which is currently inactive.

          o. Principal Product Network, Inc. (a Delaware corporation) an insurance broker.

          p. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          q. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          t. Professional Pensions, Inc. d/b/a Northeast Plan Administrators (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          v. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          Subsidiaries organized and wholly-owned by PT Asuransi Jiwa Principal Indonesia:

          a.   PT Jasa Principal Indonesia an Indonesia pension company.

          b. PT Principal Capital Management Indonesia an Indonesia funds management company.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a. Principal International Espana, S.A. de Seguros de Vida (Spain) a life insurance, annuity, and accident and health company.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          e. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          f. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          g.   Principal International de Chile, S.A. (Chile) a holding company.

          h. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          i.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          j.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          k.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida (Spain):

          a. Princor International Espana S.A. de Agencia de Seguros (Spain) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.


Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

   John E. Aschenbrenner        Principal         Executive Vice President
   Director                     Financial Group   Principal Life Insurance
                                                  Company

   Craig R. Barnes              Same              President & Chief Executive
   Vice President                                 Officer, Invista Capital
                                                  Management LLC

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

   David J. Drury               Same              Chairman of the Board
   Director                                       Principal Life
                                                  Insurance Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Compliance
   & Product Development

   Thomas J. Graf               Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

  *J. Barry Griswell            Same              See Part B
   Chairman of the Board
   and Director

   Joyce N. Hoffman             Same              Vice President and
   Vice President and                             Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   Ellen Z. Lamale              Same              Senior Vice President &
   Director                                       Chief Actuary Principal Life
                                                  Insurance Company

   Julia M. Lawler              Same              Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Richard L. Prey              Same              Executive Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Layne A. Rasmussen           Same              Controller
   Controller -                                   Princor Financial Services
   Mutual Funds                                   Corporation

   Elizabeth R. Ring            Same              Controller- Broker Dealer
   Controller                                     Operations
                                                  Princor Financial Services
                                                  Corporation

  *Michael D. Roughton          Same              See Part B
   Counsel

   Jean B. Schustek             Same              Product Compliance Officer -
   Product Compliance Officer -                   Princor Financial Services
   Registered Products                            Corporation

     Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal European Equity Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal Pacific Basin Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal
Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to
Section  403(b) of the Internal  Revenue  Code,  Section 457  retirement  plans,
Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jerald L. Bogart         Insurance License Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Drury           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Compliance and Product Development
     Financial Group
     Des Moines, IA 50392

     Thomas J. Graf           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and
     The Principal            Chairman of the
     Financial Group          Board
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Kraig L. Kuhlers         Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ellen Z. Lamale          Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Julia M. Lawler          Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Kelly A. Paul            Systems and Technology
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Richard L. Prey          Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Layne A. Rasmussen       Controller -
     The Principal            Mutual Funds
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Elizabeth R. Ring        Controller
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Product Compliance Officer -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  50392

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Compliance Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirments for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 10th day of July, 2000.


                                       Principal Variable Contracts Fund, Inc.

                                                  (Registrant)



                                       By          /s/ R. C. Eucher
                                          ______________________________________
                                                  R. C. Eucher
                                                  President and Director


Attest:


/s/ A. S. Filean
______________________________________
A. S. Filean
Senior Vice President and Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director      July 10, 2000
R. C. Eucher                       (Principal Executive        _________________
                                   Officer)


   (J. B. Griswell)*
_____________________________      Director and                July 10, 2000
J. B. Griswell                     Chairman of the Board       _________________



_____________________________      Senior Vice President and   July 10, 2000
K. L. Tibbetts                     Chief Financial Officer     _________________
                                   (Principal Fianncial
                                   and Accounting Officer)


   (J. D. Davis)*
_____________________________      Director                    July 10, 2000
J. D. Davis                                                    _________________


   (P. A. Ferguson)*
_____________________________      Director                    July 10, 2000
P. A. Ferguson                                                 _________________


   (R. W. Gilbert)*
_____________________________      Director                    July 10, 2000
R. W. Gilbert                                                  _________________


   (W. C. Kimball)*
_____________________________      Director                    July 10, 2000
W. C. Kimball                                                  _________________


   (B. A. Lukavsky)*
_____________________________      Director                    July 10, 2000
B. A. Lukavsky                                                 _________________



                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director


                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included